            As filed with the Securities and Exchange Commission on May 1, 2000.
                                                            FILE NOS.   2-38827
                                                                       811-2143
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                               [_]

                        PRE-EFFECTIVE AMENDMENT NO.                         [_]

                                                                            [X]
                     POST-EFFECTIVE AMENDMENT NO. 42

                                    AND/OR

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                                                                            [X]
                             AMENDMENT NO. 25

                       (CHECK APPROPRIATE BOX OR BOXES.)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                          (EXACT NAME OF REGISTRANT)

                      JOHN HANCOCK LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                     JOHN HANCOCK PLACE, BOSTON, MA 02117
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 572-5060

                           RONALD J. BOCAGE, ESQUIRE
                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                              JOHN HANCOCK PLACE
                               BOSTON, MA 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

  It is proposed that this filing will become effective (check appropriate space)

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2000, pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a) of Rule 485

  [_] on (date) pursuant to paragraph (a) of Rule 485

  If appropriate check the following box

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

  Pursuant to the provisions of Rule 24f-2, Registrant has registered an in-definite amount of the securities being offered and filed its Notice for fis-cal 1998 pursuant to Rule 24f-2 on March 23, 1999.

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                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                             CROSS REFERENCE SHEET

     FORM N-4 ITEM NO.                         SECTION IN PROSPECTUS
     -----------------                         ---------------------
  1. Cover Page...................  Cover Page
  2. Definitions..................  Special Terms; Variable Account Valuation
                                     Procedures
  3. Synopsis or Highlights.......  Summary Information
  4. Condensed Financial            Condensed Financial Information
      Information.................
  5. General Description of
      Registrant, Depositor and     John Hancock, The Account and the Series
      Portfolio Companies.........   Fund; Voting Privileges; Distribution of
                                     the Contracts
  6. Deductions...................  Charges Under Variable Annuity Contracts
  7. General Description of         The Contracts; The Accumulation Period;
      Variable Annuity Contracts..   Miscellaneous Provisions; Changes in
                                     Applicable Law--Funding and Otherwise
  8. Annuity Period...............  The Annuity Period
  9. Death Benefit................  The Accumulation Period; The Annuity Period
 10. Purchases and Contract         The Contracts; The Accumulation Period;
      Values......................   Variable Account Valuation Procedures;
                                     Performance
 11. Redemptions..................  The Accumulation Period; Miscellaneous
                                     Provisions; Summary Information
 12. Taxes........................  Federal Income Taxes
 13. Legal Proceedings............  Not Applicable
 14. Table of Contents of
      Statement of Additional       Table of Contents of Statement of
      Information.................   Additional Information

                           PROSPECTUS DATED MAY 1, 2000

                           ACCOMODATOR VARIABLE ANNUITY

               a deferred or immediate variable annuity contract
                                   issued by

               JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")


  The contract enables you to earn investment-based returns in the following variable investment options:

VARIABLE INVESTMENT OPTION        MANAGED BY
--------------------------        ----------
-------------------------------------------------------------------------------
Managed . . . . . . . . . .   Independence Investment Associates, Inc.
Growth & Income . . . . . .   Independence Investment Associates, Inc.
Equity Index  . . . . . . .   State Street Global Advisors
Large Cap Value . . . . . .   T. Rowe Price Associates, Inc.
Large Cap Growth  . . . . .   Independence Investment Associates, Inc.
Mid Cap Value . . . . . . .   Neuberger Berman, LLC
Mid Cap Growth  . . . . . .   Janus Capital Corporation
Real Estate Equity  . . . .   Independence Investment Associates, Inc.
Small/Mid Cap CORE  . . . .   Goldman Sachs Asset Management
Small/Mid Cap Growth  . . .   Wellington Management Company, LLP
Small Cap Value . . . . . .   INVESCO Management & Research
Small Cap Growth  . . . . .   John Hancock Advisers, Inc.
Global Balanced . . . . . .   Brinson Partners, Inc.
International Equity
  Index . . . . . . . . . .   Independence International Associates, Inc.
International
  Opportunities . . . . . .   Rowe Price-Fleming International, Inc.
Emerging Markets Equity . .   Morgan Stanley Dean Witter Investment Management
                               Inc.
Short-Term Bond . . . . . .   Independence Investment Associates, Inc.
Bond Index  . . . . . . . .   Mellon Bond Associates, LLP
Active Bond . . . . . . . .   John Hancock Advisers, Inc.
Global Bond . . . . . . . .   J.P. Morgan Investment Management, Inc.
High Yield Bond . . . . . .   Wellington Management Company, LLP
Money Market  . . . . . . .   John Hancock Life Insurance Company
-------------------------------------------------------------------------------

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future. If your contract is a single premium immediate annuity contract, you may use up to four investment options. For other contracts, you may use up to ten.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Trust"). In this prospectus, the investment
options of the Trust are referred to as "funds".   In the prospectuses for the
Trust, the investment options may also be referred to as "funds", "portfolios" or "series".

  The Trust is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Trust. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Trust. The Trust prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.












                      JOHN HANCOCK ANNUITY SERVICING OFFICE
                      -------------------------------------

                   Express Delivery                U.S. Mail
                   ----------------                ---------
                 529 Main Street (X-4)           P.O. Box 111
               Charlestown, MA 02129           Boston, MA 02117


               Phone: 1-800-732-5543           Fax: 1-800-886-3048


********************************************************************************


  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     . The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

     . "CONDENSED FINANCIAL INFORMATION" follows the "Additional
       Information." This gives some basic information about the size and past performance of the variable investment options.

 The Trust's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.

                                IMPORTANT NOTICES

 This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

  We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2000. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 33.

  The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
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                                INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

KEY WORD                                                               PAGE
Accumulation units...................................................   22
Annuitant............................................................   11
Annuity payments.....................................................   24
Annuity period.......................................................   14
Contract year........................................................   12
Date of issue........................................................   12
Date of maturity.....................................................   11
Funds................................................................   2
Premium payments.....................................................   12
Surrender value......................................................   17
Surrender............................................................   17
Variable investment options..........................................   cover
Withdrawal...........................................................   17

                                    FEE TABLE

  The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

SALES CHARGE DEDUCTED FROM PREMIUM PAYMENTS

Periodic premium deferred contracts*


 contracts*                                8% of first $10,000 paid
                                           7% of next $15,000 paid
                                           3% of all amounts over $25,000
Single premium immediate contracts


 contracts*                                4% first $10,000 paid
                                           3% of next $15,000 paid
                                           2% of next $75,000 paid
                                           1% of all amounts over $75,000
                                           plus
                                           a $50 administrative expense deduction
------------------------------------------------------------------------------------
Single premium deferred contracts*         4.5% of the first $10,000 paid
                                           3.5% of the next $15,000 paid
                                           2.5% of the next $75,000 paid
                                           1.
                                           1.5% of all amounts over $100,000
                                           plus
                                           a $50 administrative expense deduction


------------------------------------------------------------------------------------


 * The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided on or after the "contract anniversary" nearest the annuitant's 65th birthday, no deduction is made for this benefit from payments made on or after this date. See "Guaranteed minimum death benefit," beginning on page 18.


ANNUAL CONTRACT FEE

Periodic premium deferred contracts

 contracts*                                $10 (or, if less, 2% of contracts's total value)
  (deducted only prior to maturity)

Single premium immediate contracts

 contracts*                                $0
---------------------------------------------------------------------------------------------

Single premium deferred contracts          $0

---------------------------------------------------------------------------------------------

ANNUAL CONTRACT EXPENSES (as a % of the average total value of your variable investment option)

  Mortality and Expense Risk Charge     0.75%
--------------------------------------------------
  Administrative Services Charge        0.25%
--------------------------------------------------
  Total Annual Contract Charge          1.00%
--------------------------------------------------

ANNUAL FUND EXPENSES (based on % of average net assets)

  The Funds must pay investment management fees and other operating expenses. These fees and expenses are different for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The following figures for the Funds are based on historical Fund expenses, as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 1999, except as indicated in the Notes below. Expenses of the Funds are not fixed or specified under the terms of the contracts, and expenses may vary from year to year.

                          Investment    Other    Total Fund   Other Operating
                          Management  Operating  Operating     Expenses Absent
Fund Name                     Fee     Expenses    Expenses      Reimbursement
---------                 ----------  ---------  ----------  ------------------
JOHN HANCOCK VARIABLE
 SERIES TRUST I    (NOTE
 1):
Managed . . . . . . . .     0.32%       0.03%      0.35 %          0.03%
Growth & Income . . . .     0.25%       0.03%      0.28 %          0.03%
Equity Index  . . . . .     0.14%       0.00%      0.14 %          0.08%
Large Cap Value . . . .     0.74%       0.10%      0.84 %          0.11%
Large Cap Growth  . . .     0.36%       0.03%      0.39 %          0.03%
Mid Cap Value . . . . .     0.80%       0.10%      0.90 %          0.12%
Mid Cap Growth  . . . .     0.82%       0.10%      0.92 %          0.11%
Real Estate Equity  . .     0.60%       0.10%      0.70 %          0.10%
Small/Mid Cap CORE  . .     0.80%       0.10%      0.90 %          0.66%
Small/Mid Cap Growth  .     0.75%       0.10%      0.85 %          0.10%
Small Cap Value . . . .     0.80%       0.10%      0.90%           0.16%
Small Cap Growth  . . .     0.75%       0.10%      0.85 %          0.14%
Global Balanced * . . .     0.85%       0.10%      0.95 %          0.46%
International Equity
 Index  . . . . . . . .     0.16%       0.10%      0.26 %          0.22%
International
 Opportunities  . . . .     0.87%       0.10%      0.97 %          0.29%
Emerging Markets Equity     1.27%       0.10%      1.37 %          2.17%
Short-Term Bond . . . .     0.30%       0.10%      0.40 %          0.13%
Bond Index  . . . . . .     0.15%       0.10%      0.25 %          0.20%
Active Bond * . . . . .     0.25%       0.03%      0.28 %          0.03%
Global Bond . . . . . .     0.69%       0.10%      0.79 %          0.15%
High Yield Bond . . . .     0.65%       0.10%      0.75 %          0.39%
Money Market  . . . . .     0.25%       0.06%      0.31 %          0.31%



NOTES TO ANNUAL FUND EXPENSES

  (1) John Hancock Variable Series Trust I Funds' percentages reflect management fees and other fund expenses based on the allocation methodology and expense reimbursement policy adopted April 23, 1999.
     Under the policy, John Hancock Life Insurance Company voluntarily reimburses a Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets (0.00% for Equity Index).

  * Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

EXAMPLES

The following examples on pages 8 and 9 illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes or any fees for optional benefit riders. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume Fund expenses at rates set forth above for 1999, after reimbursements. The annual contract fee has been included as an annual percentage of assets.

  If you "surrender" (turn in) a periodic premium deferred contract or a single premium deferred contract or begin receiving annuity payments under one of our annuity payment options at the end of the applicable time period, you would pay the expenses shown in the applicable table:


PERIODIC PREMIUM DEFERRED CONTRACT
--------------------------------------------------------------------
                             1 YEAR     3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------
Managed                        $93      $120     $149     $230
--------------------------------------------------------------------
Growth & Income                $92      $118     $145     $223
--------------------------------------------------------------------
Equity Index                   $91      $114     $138     $209
--------------------------------------------------------------------
Large Cap Value                $97      $134     $172     $280
--------------------------------------------------------------------
Large Cap Growth               $93      $121     $150     $235
--------------------------------------------------------------------
Mid Cap Value                  $98      $135     $175     $285
--------------------------------------------------------------------
Mid Cap Growth                 $98      $136     $176     $287
--------------------------------------------------------------------
Real Estate Equity             $96      $130     $165     $266
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Small/Mid Cap CORE             $98      $135     $175     $285
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Small/Mid Cap Growth           $97      $134     $173     $281
--------------------------------------------------------------------
Small Cap Value                $98      $135     $175     $285
--------------------------------------------------------------------
Small Cap Growth               $97      $134     $173     $281
--------------------------------------------------------------------
Global Balanced                $98      $137     $177     $290
--------------------------------------------------------------------
International Equity Index     $92      $117     $144     $221
--------------------------------------------------------------------
International Opportunities    $98      $137     $178     $292
--------------------------------------------------------------------
Emerging Markets Equity       $102      $148     $197     $330
--------------------------------------------------------------------
Short-Term Bond                $93      $121     $151     $236
--------------------------------------------------------------------
Bond Index                     $92      $117     $144     $220
--------------------------------------------------------------------
Active Bond                    $92      $118     $145     $223
--------------------------------------------------------------------
Global Bond                    $97      $132     $170     $275
--------------------------------------------------------------------
High Yield Bond                $96      $131     $168     $271
--------------------------------------------------------------------
Money Market                   $92      $118     $147     $226
--------------------------------------------------------------------




SINGLE PREMIUM DEFERRED CONTRACT
--------------------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------
Managed                       $68      $ 95      $125     $208
--------------------------------------------------------------------
Growth & Income               $67      $ 93      $121     $201
--------------------------------------------------------------------
Equity Index                  $66      $ 89      $114     $186
--------------------------------------------------------------------
Large Cap Value               $73      $110      $149     $259
--------------------------------------------------------------------
Large Cap Growth              $68      $ 97      $127     $213
--------------------------------------------------------------------
Mid Cap Value                 $73      $111      $152     $265
--------------------------------------------------------------------
Mid Cap Growth                $73      $112      $153     $267
--------------------------------------------------------------------
Real Estate Equity            $71      $106      $142     $245
--------------------------------------------------------------------
Small/Mid Cap CORE            $73      $111      $152     $265
--------------------------------------------------------------------
Small/Mid Cap Growth          $73      $110      $150     $260
--------------------------------------------------------------------
Small Cap Value               $73      $111      $152     $265
--------------------------------------------------------------------
Small Cap Growth              $73      $110      $150     $260
--------------------------------------------------------------------
Global Balanced               $74      $113      $154     $270
--------------------------------------------------------------------
International Equity Index    $67      $ 93      $120     $199
--------------------------------------------------------------------
International Opportunities   $74      $113      $155     $272
--------------------------------------------------------------------
Emerging Markets Equity       $78      $125      $175     $311
--------------------------------------------------------------------
Short-Term Bond               $68      $ 97      $127     $214
--------------------------------------------------------------------
Bond Index                    $67      $ 92      $120     $198
--------------------------------------------------------------------
Active Bond                   $67      $ 93      $121     $201
--------------------------------------------------------------------
Global Bond                   $72      $108      $147     $254
--------------------------------------------------------------------
High Yield Bond               $72      $107      $145     $250
--------------------------------------------------------------------
Money Market                  $68      $ 94      $123     $204
--------------------------------------------------------------------

  Assuming that annuity payments begin at the earliest possible date* on a single premium immediate annuity contract, you would pay:

SINGLE PREMIUM IMMEDIATE CONTRACT
--------------------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
Managed                       $63      $ 91      $120     $204
--------------------------------------------------------------------
Growth & Income               $62      $ 89      $117     $197
--------------------------------------------------------------------
Equity Index                  $61      $ 84      $110     $182
--------------------------------------------------------------------
Large Cap Value               $68      $105      $145     $255
--------------------------------------------------------------------
Large Cap Growth              $63      $ 92      $122     $209
--------------------------------------------------------------------
Mid Cap Value                 $68      $107      $148     $261
--------------------------------------------------------------------
Mid Cap Growth                $69      $107      $148     $263
--------------------------------------------------------------------
Real Estate Equity            $66      $101      $138     $241
--------------------------------------------------------------------
Small/Mid Cap CORE            $68      $107      $148     $261
--------------------------------------------------------------------
Small/Mid Cap Growth          $68      $105      $145     $256
--------------------------------------------------------------------
Small Cap Value               $68      $107      $148     $261
--------------------------------------------------------------------
Small Cap Growth              $68      $105      $145     $256
--------------------------------------------------------------------
Global Balanced               $69      $108      $150     $266
--------------------------------------------------------------------
International Equity Index    $62      $ 88      $116     $195
--------------------------------------------------------------------
International Opportunities   $69      $109      $151     $268
--------------------------------------------------------------------
Emerging Markets Equity       $73      $120      $170     $307
--------------------------------------------------------------------
Short-Term Bond               $64      $ 92      $123     $210
--------------------------------------------------------------------
Bond Index                    $62      $ 88      $115     $194
--------------------------------------------------------------------
Active Bond                   $62      $ 89      $117     $197
--------------------------------------------------------------------
Global Bond                   $67      $104      $142     $250
--------------------------------------------------------------------
High Yield Bond               $67      $102      $140     $246
--------------------------------------------------------------------
Money Market                  $63      $ 89      $118     $200
--------------------------------------------------------------------

* A single premium immediate annuity contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

                                BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

QUESTION                                                            PAGES TO SEE
--------                                                            ------------
What is the contract? . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

Who owns the contract?. . . . . . . . . . . . . . . . . . . . . . . . . . .  11

Is the owner also the annuitant?. . . . . . . . . . . . . . . . . . . . . .  11

How can I invest money in a contract? . . . . . . . . . . . . . . . . . . .  12

How will the value of my investment in the contract change over time? . . .  13

What annuity benefits does the contract provide?. . . . . . . . . . . . . .  14

What are the tax consequences of owning a contract? . . . . . . . . . . . .  14

How can I change my contract's investment allocations?. . . . . . . . . . .  15

What fees and charges will be deducted from my contract?. . . . . . . . . .  16

How can I withdraw money from my contract?. . . . . . . . . . . . . . . . .  17

What happens if the annuitant dies before my contract's date of maturity? .  18

Can I return my contract? . . . . . . . . . . . . . . . . . . . . . . . . .  19

 WHAT IS THE CONTRACT?

  The contract is a "variable annuity contract." An annuity contract provides a person (known as the "annuitant" or "payee") with a series of periodic payments.
 Under a variable annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

  This prospectus offers three versions of the contract. One version is a "periodic premium deferred" variable annuity contract. "Deferred" means that we will not begin to make annuity payments under the contract until a future date (called the "date of maturity"). Until then you may make additional premium payments into your contract. This is what we mean by "periodic payment" contract.

  The second version of the contract is a "single premium immediate" variable annuity contract. By "single premium" we mean that only one lump sum premium payment is made. By "immediate" annuity, we mean that we start making annuity payments not more than one year after you pay your premium.

  The third form of contract is a "single premium deferred" variable annuity contract. Under this contract, an initial lump sum premium is made, but we don't start making annuity payments until a future date of maturity. You are permitted to make one additional premium payment after your initial lump sum premium.

 WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner.
 However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a contract has joint owners, both must join in any written notice or request.

 IS THE OWNER ALSO THE ANNUITANT?

  Again, that's up to you. The annuitant is the person upon whose death the contract's death benefit becomes payable. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime.
 In many cases, the same person is both the annuitant and the owner of a contract. However, you are free to name another person as annuitant.

 HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract "premiums" or "premium payments." You need at least an initial premium payment of $1,000 to purchase a periodic premium contract and at least $5,000 to purchase a single premium contract. There is an exception, however, if you purchase a single premium deferred contract with the proceeds of fixed benefit insurance policies and annuity contracts issued by John Hancock. In that case, the initial single premium need only be $2,000. You can make one additional payment of at least $2,500 into a single premium deferred contract. If you choose to contribute more money into a periodic premium contract, each subsequent premium payment must be at least $50.

Applying for a contract

  An authorized representative of the broker-dealer through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  We measure the years and anniversaries of your contract from its date of issue. We use the term "contract year" to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

  While the annuitant is alive and the contract is in force, you can make premium payments to a periodic premium contract at any time before the contract date of maturity. However, your premium payments for the first contract year may not, unless we consent in writing, exceed twice the specified annual premium amount in your contract. (Payment of such specified premiums is not mandatory,
however.)   In subsequent contract years, you may not pay more than twice the largest amount of premiums you paid in any previous contract year.

  We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

  Premium payments made by check or money order must be:

     . drawn on a U.S. bank,

     . drawn in U.S. dollars, and

     . made payable to "John Hancock."

  Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at one of the addresses shown on page 2 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. You can find information about other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Annuity Servicing Office.

  Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Annuity Servicing Office.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

  Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares. We describe the calculations under "The accumulation period," beginning on page22.

  Like a regular mutual fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table on page 6.
 However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What charges will be deducted from my contract?" beginning on page 16.

  At any time before the date of maturity, your "TOTAL VALUE OF YOUR CONTRACT" equals

     . the total amount you invested,

     . minus all charges we deduct,

     . minus all withdrawals you have made, and

     . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option.

 WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

  If you have a deferred variable annuity contract that is still in effect on its date of maturity, it enters what is called the "annuity period." An immediate annuity contract enters the annuity period immediately.

  During the annuity period, we make a series of variable payments to you as provided under one of our several annuity options. Under a deferred variable annuity contract, the form in which we will make the annuity payments and the proportion of such payments that will be based on each variable investment option depend on the elections that you have in effect on the date of maturity.
 Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  If you purchase an immediate annuity contract, your annuity payment option and the variable investment option or options on which it is based, are as you elect in your purchase application.

  You should carefully review the discussion under "The annuity period," beginning on page 22, for information about all of these choices you can make.

 WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

     . partial withdrawal (including systematic withdrawals)

     . full withdrawal ("surrender")

     . payment of death benefit proceeds as a single sum upon the annuitant's death

     . periodic payments under one of our annuity payment options

 How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as

     . the type of the distribution

     . when the distribution is made

     . the nature of any tax-qualified retirement plan for which the contract is being used

     . the circumstances under which the payments are made

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

 HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the variable investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  At any one time prior to the annuity period, you may invest in up to 10 of the 23 investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

  Up to 4 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option.

  You may NOT

     . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

     . make any transfer during the annuity period that would result in more than four investment options being used at once.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the one of the addresses shown on page
2.  Your request should include

     . your name,

     . daytime telephone number,

     . contract number,

     . the names of the investment options being transferred to and from each, and

     . the amount of each transfer.

 The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone transfers

  Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

 WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

  We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contracts. On an annual basis, this charge equals 0.75% of the value of the assets you have allocated to the variable investment options.

  In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

  We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.25% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

  Each year prior to the date of maturity of a periodic premium contract, we will deduct an annual contract fee of $10 or, if less, 2% of the total value of your contract. We deduct this annual contract fee at the beginning of each contract year after the first. We take the deduction proportionally from each investment option you are then using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

 HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

  Prior to your deferred contract's date of maturity, if the annuitant is living, you may:

     . surrender your contract for a cash payment of its "surrender value," or

     . make a partial withdrawal of its surrender value.

  The "surrender value" of a contract is the total value of a contract, MINUS any applicable premium tax charges. We will determine the amount surrendered or withdrawn as of the date we receive your request at the John Hancock Annuity Servicing Office.

  Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
26. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

  We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

  Without our prior approval, you may not make a partial withdrawal

     . for an amount less than $100, or

     . if the remaining total value of your contract would be less than $500.

  A partial withdrawal is not a loan and cannot be repaid.

  You may not make any surrenders or partial withdrawals under an immediate annuity contract or once we begin making payments under an annuity option for a deferred annuity contract.

 WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

  If the annuitant under a deferred contract dies before the contract's date of maturity, we will pay a death benefit. If the death occurs before the contract anniversary nearest the annuitant's 65th birthday, we will pay the greater of:

     . the total value of your contract, or

     . the total amount of premium payments made, minus any partial withdrawals you have made.

 If the death occurs on or after the contract anniversary nearest the annuitant's 65th birthday, we will pay an amount equal to the total value of your contract.

  We calculate the death benefit as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

     . proof of the annuitant's death, and

     . any required instructions as to method of settlement.

  Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $2,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 24.

 CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states and for contracts issued as "IRAs" ) after you receive it. To cancel your contract, simply deliver or mail it to:

     . John Hanock at one of the addresses shown on page 2, or

     . the John Hancock representative who delivered the contract to you.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA", you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 10 through 19.

CONTENTS OF THIS SECTION                                            PAGES TO SEE
Description of John Hancock. . . . . . . . . . . . . . . . . . . . . .      21

Who should purchase a contract . . . . . . . . . . . . . . . . . . . .      21

How we support the variable investment options . . . . . . . . . . . .      22

The accumulation period. . . . . . . . . . . . . . . . . . . . . . . .      22

Payment of death benefits. . . . . . . . . . . . . . . . . . . . . . .      25

The annuity period . . . . . . . . . . . . . . . . . . . . . . . . . .      22

Variable investment option valuation procedures. . . . . . . . . . . .      22

Distribution requirements following death of owner . . . . . . . . . .      24

Miscellaneous provisions . . . . . . . . . . . . . . . . . . . . . . .      26

Tax information. . . . . . . . . . . . . . . . . . . . . . . . . . . .      26

Performance information. . . . . . . . . . . . . . . . . . . . . . . .      31

Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32

Voting privileges. . . . . . . . . . . . . . . . . . . . . . . . . . .      32

Certain changes. . . . . . . . . . . . . . . . . . . . . . . . . . . .      32

Distribution of contracts. . . . . . . . . . . . . . . . . . . . . . .      33

Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      33

Registration statement . . . . . . . . . . . . . . . . . . . . . . . .      33

Condensed Financial Information. . . . . . . . . . . . . . . . . . . .      34

Appendix - Illustrative values and annuity payment tables. . . . . . .      37

 DESCRIPTION OF JOHN HANCOCK

 We are John Hancock, a stock life insurance company that was organized in 1862 under the laws of the Commonwealth of Massachusetts. On February 1, 2000, we converted to a stock company by "demutualizing" and changed our name from "John Hancock Mutual Life Insurance Company". As part of the demutualization process, we became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. Our home office is located at 200 Clarendon Street, Boston, Massachusetts 02117. We have authority to transact business in all 50 states. As of December 31, 1999, we had more than $ 71 billion of assets.

 WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We provide general federal income tax information for contracts not purchased in connection with a tax qualified retirement plan beginning on page 26. We also designed the contracts for purchase under:

     . traditional individual retirement annuity ("IRA") plans satisfying the requirements of Section 408 of the Code;

     . non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
       Section 408A of the Code;

     . SIMPLE IRA plans adopted under Section 408(p) of the Code;

     . Simplified Employee Pension plans ("SEPs") adopted under Section
       408(k) of the Code;



     . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations;

     . deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code; and

     . pension or profit-sharing plans qualified under section 401(a) of the Code.

  When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

  We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

 To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

 HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the Fund shares that support our variable investment options in John Hancock Variable Annuity Account U (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Trust's shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities.
 These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

 THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment or transfer that you allocate to a variable investment option purchases "accumulation units" of that variable investment option.
 Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

dollar amount of transaction
                   DIVIDED BY
value of one accumulation unit for the applicable
variable investment option at the time of such
transaction
-------------------------------------------------


  The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that variable investment option and certain charges we deduct from such investment option.

  Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

number of accumulation units in the
variable investment options
                   TIMES
value of one accumulation unit for the
applicable variable investment option at
that time
-------------------------------------------


 THE ANNUITY PERIOD

Date of maturity for deferred annuity contracts

  If your contract is a deferred contract, it will specify the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

  You may subsequently select an earlier date of maturity or a later date, so long as it is not more than 5 years after the original date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity. Also, if you are selecting or changing your date of maturity for a contract issued under a tax-qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 27.)

Immediate variable annuity contracts

  If your contract is an immediate contract, variable annuity payments will begin on a date mutually agreed upon between you and us. Normally, payments begin one month after the issue date of the contract, but must begin within one year. Immediate contracts may not be surrendered.

Selecting an annuity option

  Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity.

  Prior to the date of maturity, you may select a different annuity option by written notice to the John Hancock Annuity Servicing Office. If no option is selected, then "Option A: life annuity with payments for 10 years guaranteed" will be used. The types of annuity options are described under "Annuity Options," beginning on page 24.

  For immediate annuities, you select the annuity option at the time you purchase the contract.

  If the initial monthly payment under an annuity option would be less than $20, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

  Subject to that $20 minimum limitation, your beneficiary may elect an annuity option if

     . you have not made an election prior to the annuitant's death;

     . the beneficiary is entitled to payment of a death benefit of at least
       $2,000 in a single sum; and

     . the beneficiary notifies us of the election prior to the date the proceeds become payable.

  If the total value of your contract, at death or surrender, is less than $2,000, no annuity option will be available.

Variable monthly annuity payments

  During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a variable basis for EACH variable investment option. If you are using more than four investment options on the date of maturity, under a deferred contract, we will divide your contract's value (after deducting any premium tax charge that was not deducted from premium payments) among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

  We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

     . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

     . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

     . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

   Assumed investment rate

  The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

  You may elect an assumed investment rate of 5%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Annuity options

  Two basic annuity options are available:

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives.
 (The five-year guarantee period is not available for an immediate annuity contract, however.) If the payee dies prior to the end of such guaranteed period, we will determine the present value of the payments remaining in the
guaranteed period.   We will compute the present value using the same actuarial assumptions as we used in determining the amount of the initial annuity payment and using the variable investment option values next computed after we receive due proof of death. Ordinarily, we will make the payment within 7 days thereafter.

  Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

  ADDITIONAL OPTION FOR IMMEDIATE ANNUITIES - If your contract is an immediate annuity contract, we also make available a joint and last survivor life annuity.
 Under this annuity payment option, we make payments until both of two persons you name have died, but no minimum number of payments is guaranteed.

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading.
 Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

 DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

  If you did not purchase your contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the adjacent box. (If your contract has joint owner, these provision apply upon the death of the first to die.)

  In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

  The Code imposes very similar distribution requirements on contracts used to fund tax-qualified plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

  Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.


 IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

     . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

     . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the entire interest (as discussed below) in the contract on the date of your death must be:

       (1) paid out in full within five years of your death or

       (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death

  If you are the annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the annuitant, the entire interest equals

     . the surrender value if paid out in full within five years of your death, or

     . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

 IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN

     . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

--------------------------------------------------------------------------------

 MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

  Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary.
 You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant.

  Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

     . the rights of any assignees of record, and

     . certain other conditions

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

 TAX INFORMATION

Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account.
 Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax-qualified plan

   Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

  However, a contract owned other than by a natural person does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

   Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to the payee, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be
excluded from income according to a formula.   The formula seeks to allocate an
appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

   Surrenders and withdrawals before date of maturity

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above).
 Such a single sum payment can occur, for example, if you surrender your contract or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract, all or part of the payment may constitute taxable ordinary income to you. The taxable portion generally equals the amount, if any, by which the payment exceeds your then investment in the contract. If you assign or pledge any part your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

   Penalty for premature withdrawals

  The taxable portion of any withdrawal or single sum payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

Diversification requirements

  Each of the Funds of the Trust intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the Fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of Fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax-qualified plan

  We have no responsibility for determining whether a particular retirement plan satisfies the applicable requirements of the Code or whether a particular employee is eligible for inclusion under a plan.

   Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

Contracts purchased as traditional IRAs

  A traditional individual retirement annuity (as defined in Section 408 of the
Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of (a) 100% of compensation includable in your gross
income, or   (b) $2,000 per year. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job).
 You can generally contribute up to $2,000 for each of you and your spouse (or, if less, your combined compensation).

  You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return. The amount of your deduction is based on the following factors:

     . whether you or your spouse is an active participant in an employer sponsored retirement plan,

     . your federal income tax filing status, and

     . your "Modified Adjusted Gross Income".

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or any annuity payment, may be excluded from your taxable income when you receive the proceeds. In general, all other amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply similar to those described above for such non-qualified contracts).

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

   Contracts purchased as Roth IRAs

  In general, you may make purchase payments of up to $2,000 each year for a type of non-deductible IRA contract, known as a Roth IRA. Any contributions made during the year for any other IRA you have will reduce the amount you otherwise could contribute to a Roth IRA. Also, the $2000 maximum for a Roth IRA phases out for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

  If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

     . after you reach age 59 1/2,

     . on your death or disability, or

     . to qualified first-time homebuyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax.

  You can convert a traditional IRA to a Roth IRA, unless

     . you have adjusted gross income over $100,000, or

     . you are a married taxpayer filing a separate return.

 The $2,000 Roth IRA contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

   Contracts purchased under SIMPLE IRA plans

  In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contibutions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed certain contribution limits (currently $6,000 a year). Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

   Contracts purchased under Simplified Employee Pension plans (SEPs)

  SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum amount that may be contributed to an SEP is the lesser of 15% of compensation or the IRS compensation limit for the year ($170,000 for the year 2000).

   Contracts purchased under Section 403(b) plans

  Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into contracts owned by their employees that are not taxable currently to the employee.

  The amount of such non-taxable contributions each year

     . is limited by a maximum (called the "exclusion allowance") that is computed in accordance with a formula prescribed under the Code;

     . may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed $10,500 (subject to cost of living increases); and

     . is subject to certain other limits (described in Section 415 of the Code).

  When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income.

  Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except

     . on the employee's separation from service, death, or disability,

     . with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

     . transfers and exchanges to other products that qualify under Section
       403(b).

   Contracts purchased  under government deferred compensation plans

  You can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

     . a state,

     . a political subdivision of a state,

     . an agency or instrumentality of a state or political subdivision of a state, or

     . a tax-exempt organization.

  As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

  In general, the maximum amount of compensation you can defer under such tax-favored plans equals the lesser of

     . $8,000 or

     . 33 1/3 % of your "includible income" (as defined in the Code).

 The deferred compensation plan must satisfy several conditions, including the following:

     . the plan must not permit distributions prior to the earliest of (a) the calendar year in which you attain age 70 1/2 , (b) your separation from service, or (c) an unforeseeable emergency, and

     . all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

 If we make a payment under your contract in the form of an annuity, or in a single sum such as on surrender or withdrawal, the payment is taxed as ordinary income.

   Contracts purchased for pension and profit sharing plans qualified under
   Section 401(a)

  In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

  Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

  The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

  IRS required minimum distributions to the employee must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

   Contracts purchased for "top-heavy" plans

  Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

   Tax-free rollovers

  The discussion above covers certain fully or partially tax-free "rollovers" from a regular IRA to a Roth IRA. You may also make a tax-free rollover from

     . a traditional IRA to another traditional IRA,

     . any tax-qualified plan to a traditional IRA, and

     . any tax-qualified plan to another tax-qualified plan of the same type
       (i.e. 403(b) to 403(b), corporate plan to corporate plan, etc.)

  We do not have to withhold tax if you roll over your entire distribution and you request us to pay it directly to the successor plan. Otherwise, 20% mandatory withholding will apply and reduce the amount you can roll over to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before taking such a distribution.

   See your own tax adviser

  The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax-qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of Federal estate and gift tax or state tax consequences. The rules under the Code governing tax-qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls.
 For further information, you should consult a qualified tax adviser.

 PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level"
performance.   In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option. Total return at the Account level is the percentage change between

     . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

     . the value at the end of such period.

  At the Account level, total return reflects adjustments for

     . any sales charges deducted from premiums

     . the mortality and expense risk charges,

     . any administrative charge, and

     . any annual contract fee.

 Total return at the Account level does not, however, reflect any premium tax charges. Total return at the

Account level will be lower than that at the Trust level where comparable charges are not deducted.

  We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any sales charges or annual fees and it may be for additional durations.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. CURRENT YIELD refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

  EFFECTIVE YIELD is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

  Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax or any sales charge.

 REPORTS

  At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Trust.

 VOTING PRIVILEGES

  At meetings of the Trust's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

 CERTAIN CHANGES

  We reserve the right, subject to applicable law, including any required shareholder approval,

     . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

     . to add or delete variable investment options,

     . to change the underlying investment vehicles,

     . to operate the Account in any form permitted by law, and

     . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

 DISTRIBUTION OF CONTRACTS

  Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117.
 Signator is a subsidiary of John Hancock.

  You can purchase a contract either through Signator's registered representatives or through other broker-dealers whose representatives are authorized by applicable law to sell variable annuity products. We do not expect the compensation to such broker-dealers to exceed 3.0% of premium payments. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither John Hancock or Signator is obligated to sell any particular amount of contracts.

 EXPERTS

  Ernst & Young LLP, independent auditors, have audited the financial statements of John Hancock Life Insurance Company and the Account that appear in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. Those financial statements are included in the registration statement in reliance upon Ernst & Young's reports given upon the firm's authority as experts in accounting and auditing.

 REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                           page of SAI
VARIATIONS IN CHARGES . . . . . . . . . . . . .  2
DISTRIBUTION. . . . . . . . . . . . . . . . . .  2
CALCULATION OF PERFORMANCE DATA . . . . . . . .  2
OTHER PERFORMANCE INFORMATION . . . . . . . . .  4
CALCULATION OF ANNUITY PAYMENTS . . . . . . . .  4
ADDITIONAL INFORMATION ABOUT DETERMINING
 UNIT VALUES. . . . . . . . . . . . . . . . . .  6
PURCHASES AND REDEMPTIONS OF FUND SHARES. . . .  7
THE ACCOUNT . . . . . . . . . . . . . . . . . .  8
DELAY OF CERTAIN PAYMENTS . . . . . . . . . . .  8
LIABILITY FOR TELEPHONE TRANSFERS . . . . . . .  8
VOTING PRIVILEGES . . . . . . . . . . . . . . .  8
FINANCIAL STATEMENTS. . . . . . . . . . . . . . 10

                         CONDENSED FINANCIAL INFORMATION
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
The following table provides selected data for accumulation shares for each period shown.

                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                             December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                 1999          1998          1997          1996          1995          1994          1993
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
MANAGED
 Accumulation share value:
 Beginning of period (1) .       $28.66        $24.04        $20.45        $18.65        $14.83        $15.32        $13.86
  End of period  . . . . .       $30.96        $28.66        $24.04        $20.45        $18.65        $14.83        $15.32
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .      762,902       852,132       984,740     1,053,821     1,072,417     1,100,811     1,115,432
 GROWTH & INCOME
 Accumulation share value:
 Beginning of period . . .      $184.73       $143.25       $111.44        $93.72        $70.53        $71.64        $63.84
  End of period  . . . . .      $212.57       $184.73       $143.25       $111.44        $93.72        $70.53        $71.64
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .    1,577,363     1,716,718     1,901,446     2,065,540     2,225,393     2,417,577     2,566,107
EQUITY INDEX
 Accumulation share value:
 Beginning of period (2) .       $18.91        $14.92        $11.35        $10.00            --            --            --
  End of period  . . . . .       $22.74        $18.97        $14.92        $11.35            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       70,252        71,549        54,198         3,749            --            --            --
LARGE CAP VALUE
 Accumulation share value:
 Beginning of period (2) .       $15.58        $14.40        $11.31        $10.00            --            --            --
  End of period  . . . . .       $15.93        $15.58        $14.40        $11.31            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       46,760        38,080        23,612        11,411            --            --            --
LARGE CAP GROWTH
 Accumulation share value:
 Beginning of period (1) .       $44.65        $32.33        $24.93        $21.29        $16.34        $16.67        $14.79
  End of period  . . . . .       $54.85        $44.65        $32.33        $24.93        $21.29        $16.34        $16.67
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .      166,041       169,917       160,590       159,241       159,494       141,064       110,712
MID CAP VALUE
 Accumulation share value:
 Beginning of period (2) .       $13.27        $15.11        $11.54        $10.00            --            --            --
  End of period  . . . . .       $13.86        $13.27        $15.11        $11.54            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       22,937        33,641        37,067         5,764            --            --            --
MID CAP GROWTH
 Accumulation share value:
 Beginning of period (2) .       $16.23        $11.78        $10.20       $10.000            --            --            --
  End of period  . . . . .       $35.07        $16.23        $11.78       $10.200            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .      115,765        29,520        16,957        14.603            --            --            --



REAL ESTATE EQUITY
 Accumulation share value:
 Beginning of period (1) .       $20.97        $25.42        $21.91        $16.63        $14.95        $14.68        $12.64
  End of period  . . . . .       $20.41        $20.97        $25.42        $21.91        $16.63        $14.95        $14.68
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       52,726        69,796        99,634       103,394        92,870       130,412       131,016
SMALL/MID CAP GROWTH
 Accumulation share value:
 Beginning of period . . .       $11.85        $11.33        $11.05        $10.00            --            --            --
  End of period  . . . . .       $12.33        $11.85        $11.33        $11.05            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       40,532        69,766        84,779        75,662            --            --            --
SMALL/MID CAP CORE
 Accumulation share value:
 Beginning of period (3) .       $10.70        $10.00            --            --            --            --            --
  End of period  . . . . .       $12.77        $10.70            --            --           ---            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .           --             0             -            --            --            --            --
SMALL CAP VALUE
 Accumulation share value:
 Beginning of period (2) .       $12.69        $13.63        $10.96        $10.00            --            --            --
  End of period  . . . . .       $12.14        $12.69        $13.63        $10.96            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       22,918        23,741        17,720         2,982            --            --            --
SMALL CAP GROWTH
 Accumulation share value:
 Beginning of period (2) .       $12.67        $11.18         $9.88        $10.00            --            --            --
  End of period  . . . . .       $21.38        $12.67        $11.18         $9.88            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       45,485        31,804        35,818        15,438            --            --            --
GLOBAL BALANCED
 Accumulation share value:
 Beginning of period (2) .       $12.58        $10.77        $10.60        $10.00            --            --            --
  End of period  . . . . .       $13.10        $12.58        $10.77        $10.60            --            --            --
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .        6,274         6,703         7,961         3,139            --            --            --
INTERNATIONAL EQUITY INDEX
 Accumulation share value:
 Beginning of period (1) .       $18.28        $15.28        $16.25        $15.03        $14.05        $15.12        $11.56
  End of period  . . . . .       $23.68        $18.28        $15.28        $16.25        $15.03        $14.05        $15.12
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       70,792        85,615       102,698       131,774       133,791       156,006        89,934
INTERNATIONAL OPPORTUNITES
 Accumulation share value:
 Beginning of period(2). .       $12.28        $10.70        $10.60        $10.00            --            --            --
  End of period  . . . . .       $16.29        $12.28        $10.70        $10.60
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .        9,550         9,264         8,683         6,637






EMERGING MARKETS EQUITY
 Accumulation share value:
 Beginning of period (3) .        $9.27        $10.00
  End of period  . . . . .       $16.64         $9.27
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       15,155             0
SHORT-TERM BOND
 Accumulation share value:
 Beginning of period . . .       $11.42        $10.90        $10.35        $10.00
  End of period  . . . . .       $11.65        $11.42        $10.90        $10.35
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       32,859        28,394        21,481        16,015
BOND INDEX
 Accumulation share value:
 Beginning of period (3) .       $10.01        $10.00
  End of period  . . . . .        $9.65        $10.01
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .        4,722             0
 ACTIVE BOND
 Accumulation share value:
 Beginning of period . . .       $52.00        $48.53        $44.51        $43.19        $36.49        $37.83        $34.49
  End of period  . . . . .       $51.00        $52.00        $48.53        $44.51        $43.19        $36.49        $37.83
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .    1,417,799     1,594,988     1,749,513     1,980,126     2,205,467     2,486,013     2,730,735
GLOBAL BOND
 Accumulation share value:
 Beginning of period(2). .       $12.37        $11.44        $10.60        $10.00
  End of period  . . . . .       $11.98        $12.37        $11.44        $10.60
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .       34,953        38,188        23,759         7,670
HIGH YIELD BOND
 Accumulation share value:
 Beginning of period (3) .        $9.89        $10.00
  End of period  . . . . .       $10.29         $9.89
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .        1,166             0
 MONEY MARKET
 Accumulation share value:
 Beginning of period . . .       $24.58        $23.55        $22.55        $21.63        $20.65        $20.04        $19.64
  End of period  . . . . .       $25.57        $24.58        $23.55        $22.55        $21.63        $20.65        $20.04
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .      715,041       754,395       743,856       857,514       972,149     1,068,017     1,171,917
                              Year Ended    Year Ended     Year Ended
                             December 31,  December 31,   December 31,
                                 1992          1991           1990
                             ------------  ------------   ------------
MANAGED
 Accumulation share value:
 Beginning of period (1) .       $11.96        $10.77         $10.00
  End of period  . . . . .       $13.86        $11.96         $10.77
 Number of Accumulation         806,671       451,945        262,273
 Shares outstanding at end
 of period . . . . . . . .
 GROWTH & INCOME
 Accumulation share value:
 Beginning of period . . .       $59.22        $47.48         $46.04
  End of period  . . . . .       $63.84        $59.22         $47.48
 Number of Accumulation       2,736,951     2,924,816      3,193,137
 Shares outstanding at end
 of period . . . . . . . .
EQUITY INDEX
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
LARGE CAP VALUE
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
LARGE CAP GROWTH
 Accumulation share value:
 Beginning of period (1) .       $13.59        $10.94         $10.00
  End of period  . . . . .       $14.79        $13.59         $10.94
 Number of Accumulation          86,619        58,121         36,358
 Shares outstanding at end
 of period . . . . . . . .
MID CAP VALUE
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
MID CAP GROWTH
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .



REAL ESTATE EQUITY
 Accumulation share value:
 Beginning of period (1) .       $11.01        $08.33         $10.00
  End of period  . . . . .       $12.64        $11.01         $08.33
 Number of Accumulation          25,136         8,004          7,621
 Shares outstanding at end
 of period . . . . . . . .
SMALL/MID CAP GROWTH
 Accumulation share value:
 Beginning of period . . .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
SMALL/MID CAP CORE
 Accumulation share value:
 Beginning of period (3) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
SMALL CAP VALUE
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
SMALL CAP GROWTH
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
GLOBAL BALANCED
 Accumulation share value:
 Beginning of period (2) .           --            --             --
  End of period  . . . . .           --            --             --
 Number of Accumulation              --            --             --
 Shares outstanding at end
 of period . . . . . . . .
INTERNATIONAL EQUITY INDEX
 Accumulation share value:
 Beginning of period (1) .       $11.87        $09.72         $10.00
  End of period  . . . . .       $11.56        $11.87         $09.72
 Number of Accumulation          33,160        27,855         28,024
 Shares outstanding at end
 of period . . . . . . . .
INTERNATIONAL OPPORTUNITES
 Accumulation share value:
 Beginning of period(2). .           --            --             --
  End of period  . . . . .
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .






EMERGING MARKETS EQUITY
 Accumulation share value:
 Beginning of period (3) .
  End of period  . . . . .
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .
SHORT-TERM BOND
 Accumulation share value:
 Beginning of period . . .
  End of period  . . . . .
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .
BOND INDEX
 Accumulation share value:
 Beginning of period (3) .
  End of period  . . . . .
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .
 ACTIVE BOND
 Accumulation share value:
 Beginning of period . . .       $32.36        $28.02         $26.35
  End of period  . . . . .       $34.49        $32.36         $28.02
 Number of Accumulation       2,953,463     3,166,240      3,455,875
 Shares outstanding at end
 of period . . . . . . . .
GLOBAL BOND
 Accumulation share value:
 Beginning of period(2). .
  End of period  . . . . .
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .
HIGH YIELD BOND
 Accumulation share value:
 Beginning of period (3) .
  End of period  . . . . .
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .
 MONEY MARKET
 Accumulation share value:
 Beginning of period . . .       $19.14        $18.24         $17.02
  End of period  . . . . .       $19.64        $19.14         $18.24
 Number of Accumulation       1,598,576     2,013,162      2,357,840
 Shares outstanding at end
 of period . . . . . . . .

(1) Values shown for 1990 begin on May 1, 1990.
(2) Values shown for 1996 begin on May 1, 1996.
(3) Values shown for 1998 begin on November 31, 1998.

        APPENDIX  - ILLUSTRATIVE CONTRACT VALUE AND ANNUITY PAYMENT TABLES

  The following tables present illustrative periodic contract values and annuity payments that would have resulted under a contract described in this prospectus had such values and payments been based exclusively upon the investment experience of the nine specified variable investment options, assuming investment by each of those investment options in the corresponding Fund of the Trust and its predecessors during the periods shown. We have not illustrated the other investment options because of the limited time that they have been available. The contracts described in this prospectus were first offered in 1990.

   For the years ended December 31, 1986 (and prior thereto), we have calculated the values based upon the actual investment results of the three corresponding variable life insurance managed separate accounts which were the predecessors to the Growth & Income, Active Bond, and Money Market Portfolios, as if the Fund had been in existence prior to March 28, 1986, the date of its reorganization.

  In the tables, we assume

     . the owner made a single purchase payment of $10,000, net of any deductions from purchase payments,

     . charges have been assessed at annual rate of 1.00% for mortality and expense risks and administrative services, and

     . actual investment management fees and other fund expenses for the periods illustrated have also been assessed.

  Absent expense reimbursements by John Hancock to certain of the Funds for some periods, the values illustrated would have been lower.

 WHAT THE TABLES ILLUSTRATE

  Subject to the foregoing, each Table I presents, at yearly intervals, the illustrative periodic contract values for each variable investment option which would have resulted under a contract, if the owner had made a net single purchase payment of $10,000. The contract values are based upon the investment performance of the corresponding Fund.

  Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly variable annuity payments for each variable investment option which would have been received by an annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

  The results shown should not be considered a representation of the future. A program of the type illustrated in the tables does not assure a profit or protect against depreciation in declining markets.

                                 GROWTH & INCOME


 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JANUARY 2, 1975

                                                                                Contract value
                                                                                on December 31
Contract Year Commencing                                                       of the same year
------------------------                                                      ------------------
January 1975. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,819.53
January 1976. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,966.77
January 1977. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,228.08
January 1978. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,894.65
January 1979. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,986.35
January 1980. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,643.34
January 1981. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,623.76
January 1982. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26,146.28
January 1983. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        31,543.15
January 1984. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        32,710.95
January 1985. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        43,647.01
January 1986. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        50,007.66
January 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,447.97
January 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        59,612.93
January 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        76,444.82
January 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        77,614.59
January 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        96,797.31
January 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       104,360.17
January 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       117,099.32
January 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       115,292.09
January 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       153,196.34
January 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       182,154.80
January 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       234,162.54
January 1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       301,957.33
January 1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       347,462.43



 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN JANUARY 1975.

                                     Payment
Month                              For Month
-----                              ---------
January 1975 . . . . . . . . . .      100.00
January 1976 . . . . . . . . . .      126.56
January 1977 . . . . . . . . . .      141.12
January 1978 . . . . . . . . . .      123.05
January 1979 . . . . . . . . . .      125.58
January 1980 . . . . . . . . . .      139.22
January 1981 . . . . . . . . . .      172.58
January 1982 . . . . . . . . . .      167.75
January 1983 . . . . . . . . . .      204.49
January 1984 . . . . . . . . . .      235.65
January 1985 . . . . . . . . . .      237.41
January 1986 . . . . . . . . . .      307.45
January 1987 . . . . . . . . . .      348.17
January 1988 . . . . . . . . . .      347.67
January 1989 . . . . . . . . . .      384.54
January 1990 . . . . . . . . . .      456.19
January 1991 . . . . . . . . . .      462.96
January 1992 . . . . . . . . . .      530.83
January 1993 . . . . . . . . . .      583.54
January 1994 . . . . . . . . . .      631.13
January 1995 . . . . . . . . . .      602.56
January 1996 . . . . . . . . . .      768.39
January 1997 . . . . . . . . . .      888.58
January 1998 . . . . . . . . . .    1,057.91
January 1999 . . . . . . . . . .    1,512.89




  The amounts shown are based on the investment performance of the Growth & Income Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                     ACTIVE BOND (FORMERLY, "SOVEREIGN BOND")

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JUNE 2, 1980

                                                                                  Contract value
                                                                                  on December 31
Contract year Commencing                                                         of the same year
------------------------                                                        ------------------
June 1980 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,253.83
June 1981 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,562.69
June 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,469.69
June 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,149.83
June 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,041.33
June 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,306.75
June 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21,698.31
June 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22,052.03
June 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       23,615.71
June 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26,354.41
June 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       28,015.98
June 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       32,360.46
June 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       34,492.94
June 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37,828.50
June 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36,490.86
June 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43,187.99
June 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44,514.03
June 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48,526.20
June 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       51,999.07
June 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50,997.13











 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN JUNE 1980:

                                                                                Payment
Month                                                                          For Month
-----                                                                         -----------
June 1980 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.00
June 1981 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      96.41
June 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     105.17
June 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     126.21
June 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     120.98
June 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     145.80
June 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     165.31
June 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     166.02
June 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     172.28
June 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     181.81
June 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     187.02
June 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200.83
June 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     215.21
June 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     230.96
June 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     224.68
June 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     238.43
June 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     243.64
June 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     251.72
June 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     268.27
June 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     267.58

  The amounts shown are based on the investment performance of the Active Bond Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                   MONEY MARKET

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED MAY 13, 1982

                                                                                  Contract value
                                                                                  on December 31
Contract Year Commencing                                                         of the same year
------------------------                                                        ------------------
May 1982. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,482.07
May 1983. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,284.20
May 1984. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,347.06
May 1985. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,220.56
May 1986. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,966.07
May 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,753.06
May 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15,728.09
May 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17,018.29
May 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18,236.49
May 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,134.06
May 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,633.91
May 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,033.99
May 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,646.91
May 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21,624.80
May 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22,551.18
May 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       23,545.36
May 1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       24,579.76
May 1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .






 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN MAY 1982.


                                                                               Payment
Month                                                                         For Month
-----                                                                        -----------
May 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.00
May 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     103.76
May 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     108.45
May 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     114.21
May 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     117.81
May 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     119.65
May 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     122.42
May 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     127.07
May 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     132.40
May 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     136.49
May 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     137.10
May 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     135.53
May 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     133.62
May 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     134.22
May 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     135.58
May 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     136.62
May 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     137.90
May 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     138.78




  The amounts shown are based on the investment performance of the Money Market Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                 LARGE CAP GROWTH

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 24, 1987

                                                                               Contract value
                                                                               on December 31
Contract Year Commencing                                                      of the same year
------------------------                                                    --------------------
November 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,243.86
November 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,672.16
November 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,984.57
November 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,863.60
November 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,703.88
November 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,447.52
November 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,167.30
November 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             23,693.18
November 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             30,879.50
November 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,157.66
November 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             46,879.34
November 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             64,751.95
November 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN NOVEMBER 1987.

                                                                                        Payment
Month                                                                                  For Month
-----                                                                                --------------
November 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          100.00
November 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          110.03
November 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          136.28
November 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          137.37
November 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          142.37
November 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          172.31
November 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          194.04
November 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          187.98
November 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          225.72
November 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          262.63
November 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          322.95
November 1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          387.15
November 1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          492.82

  The amounts shown are based on the investment performance of the Large Cap Growth Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                     MANAGED

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 9, 1987

                                                                             Contract value
                                                                             on December 31
Contract Year Commencing                                                    of the same year
------------------------                                                   ------------------
November 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,232.70
November 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,334.40
November 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,393.61
November 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,801.73
November 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,668.31
November 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17,775.86
November 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,642.61
November 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,013.90
November 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       23,925.00
November 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26,225.50
November 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       30,829.41
November 1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36,754.85
November 1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN NOVEMBER 1987.

                                                                                   Payment
Month                                                                            For Month
-----                                                                          --------------
November 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100.00
November 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        110.31
November 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        122.50
November 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        116.05
November 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        138.17
November 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        144.89
November 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        159.95
November 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        150.56
November 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        174.25
November 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        187.53
November 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        210.06
November 1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        230.11
November 1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        254.74

  The amounts shown are based on the investment performance of the Managed Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                REAL ESTATE EQUITY

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 14, 1989

                                                                               Contract value
                                                                               on December 31
Contract Year Commencing                                                      of the same year
------------------------                                                    --------------------
February 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,411.79
February 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,096.26
February 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,702.17
February 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,292.77
February 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,276.57
February 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,539.51
February 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,166.74
February 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,298.75
February 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,717.57
February 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             20,383.04
February 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,839.95

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN FEBRUARY 1989.

                                                                                         Payment
Month                                                                                  For Month
-----                                                                                --------------
February 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          100.00
February 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           96.30
February 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           86.16
February 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          101.00
February 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          117.29
February 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          121.19
February 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          115.20
February 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          128.27
February 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          163.25
February 1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          175.99
February 1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          141.41
February 2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          137.07

  The amounts shown are based on the investment performance of the Real Estate Equity Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                            INTERNATIONAL EQUITY INDEX

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 10, 1989

                                                                                       Contract value
                                                                                       on December 31
Contract Year Commencing                                                              of the same year
------------------------                                                            --------------------
February 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,110.62
February 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,127.48
February 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,370.78
February 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,046.28
February 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,754.61
February 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,645.35
February 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,661.96
February 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,931.02
February 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,921.47
February 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,045.02
February 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,676.49

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN FEBRUARY 1989.

                                                                                                 Payment
Month                                                                                           For Month
-----                                                                                          -----------
February 1989  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.00
February 1990  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      97.16
February 1991  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      90.62
February 1992  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     105.09
February 1993  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      99.92
February 1994  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     126.30
February 1995  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106.20
February 1996  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     118.06
February 1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     119.29
February 1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     112.74
February 1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     127.77
February 2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150.21

  The amounts shown are based on the investment performance of the International Equity Index Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                 SHORT-TERM BOND

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED SEPTEMBER 23, 1994


                                 Contract value
                                 on December 31
Contract Year Commencing        of the same year
------------------------       ------------------
September 1994 . . . . . . .        9,923.81
September 1995 . . . . . . .       10,955.04
September 1996 . . . . . . .       11,237.26
September 1997 . . . . . . .       11,779.75
September 1998 . . . . . . .       12,340.88
September 1999 . . . . . . .       12,580.32





 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN SEPTEMBER 1994.


                                     Payment
Month                               For Month
-----                              -----------
September 1994 . . . . . . . . .     100.00
September 1995 . . . . . . . . .     103.33
September 1996 . . . . . . . . .     103.12
September 1997 . . . . . . . . .     104.45
September 1998 . . . . . . . . .     106.75
September 1999 . . . . . . . . .     105.07



  The amounts shown are based on the investment performance of the Short-Term Bond Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                               SMALL/MID CAP GROWTH

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED SEPTEMBER 23, 1994


                                 Contract value
                                 on December 31
Contract Year Commencing        of the same year
------------------------       ------------------
September 1994 . . . . . . .        9,922.70
September 1995 . . . . . . .       13,357.06
September 1996 . . . . . . .       17,236.19
September 1997 . . . . . . .       17,576.34
September 1998 . . . . . . .       18,377.45
September 1999 . . . . . . .       19,131.08





 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN SEPTEMBER 1994.


                                     Payment
Month                               For Month
-----                              -----------
September 1994 . . . . . . . . .     100.00
September 1995 . . . . . . . . .     125.93
September 1996 . . . . . . . . .     100.11
September 1997 . . . . . . . . .     106.20
September 1998 . . . . . . . . .     106.74
September 1999 . . . . . . . . .     201.41



  The amounts shown are based on the investment performance of the Small/Mid Cap Growth Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

LOGO
                                             JOHN HANCOCK LIFE INSURANCE COMPANY


                              ANNUITY TRANSFERLINE

                               AUTHORIZATION FORM


 INSTRUCTIONS: Please complete and sign where indicated. If your Contract will be jointly owned, each Owner must sign. An acknowledgment letter will be sent as soon as your Contract is issued.

 THIS COMPLETED FORM MUST BE SUBMITTED WITH THE APPLICATION.
-------------------------------------------------------------------------------

( ) Yes! I want TRANSFERLINE, John Hancock's telephone transfer program that permits fast and toll-free transfers of funds within my Contract, as conditions dictate.

As the applicant for a Contract funded by John Hancock Variable Series Trust I (the "Trust"), I hereby authorize John Hancock, on behalf of the Trust, to act upon my telephone instructions to:

  (1) reallocate my then current value held in any one or more Subaccounts, and

  (2) to change the allocation of future purchase payments to the Subaccounts.

I understand that John Hancock employs the following procedures reasonably designed to confirm that the instructions received by telephone are genuine: requiring disclosure of personal identification; tape recording calls; and providing the Owner with a confirmation of the transfer. As long as John Hancock follows such procedures, I will not hold John Hancock or the Trust (or any of their successors) liable for any loss, expense, or cost resulting from any unauthorized or fraudulent telephone instructions.

I further understand that this authorization is limited by the conditions and procedures for telephone account transfers and investment option changes set forth in the prospectus describing my contract.

I further understand that this authorization will continue in force unless and until the earlier of (a) written revocation received by John Hancock at its Annuity Servicing Office or (b) John Hancock discontinues this service.

                                   Signature(s) of Prospective
                                      Contract Owner(s)


Date:                              /s/ _________________________________

Date:                              /s/ _________________________________

                  Questions call:  1-800-732-5543

                         Mail to: John Hancock Annuity Servicing Office 529 Main Street (X-4)
                                   Charlestown, MA 02129

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                          SUPPLEMENT DATED MAY 1, 2000

                                       TO

                          PROSPECTUS DATED MAY 1, 2000

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to ACCOMODATOR VARIABLE ANNUITY contracts delivered or issued for delivery on or before May 1, 2000:

   (1) Your contract enables you to invest in the Global Equity variable investment option. If you select this variable investment option, we will invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). We may modify or delete this investment option in the future.

   (2) The Annual Fund Expenses table on page 5 of the prospectus is supplemented with the following information on the Global Equity variable investment option:

                           Investment    Other    Total Fund    Other Operating
                           Management  Operating  Operating     Expenses Absent
Fund Name                      Fee     Expenses    Expenses      Reimbursement
---------                  ----------  ---------  ----------    ---------------
JOHN HANCOCK VARIABLE
 SERIES TRUST I (SEE
 NOTE 1 ON PAGE 5):
Global Equity  . . . . .     0.90%       0.10%      1.00%           0.50%

   (3) The examples on pages 8 and 9 of the prospectus are supplemented with the following information on the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to the Global Equity variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional benefit riders; actual expense may be greater or less than those shown above and in the Fee table beginning on page 5 of the prospectus):

       If you "surrender" (turn in) a periodic premium deferred contract or begin receiving annuity payments under one of its annuity options at the end of the applicable time period, you would pay $99 at the end of 1 year; $138 at the end of 3 years; $180 at the end of 5 years; and $295 at the end of 10 years.

       If you "surrender" (turn in) a single premium deferred contract or begin receiving annuity payments under one of its annuity options at the end of the applicable time period, you would pay $74 at the end of 1 year; $114 at the end of 3 years; $157 at the end of 5 years; and $275 at the end of 10 years.

       If you begin receiving annuity payments at the earliest possible date on a single premium immediate annuity contract, you would pay $69 at the end of 1 year; $110 at the end of 3 years; $152 at the end of 5 years; and $271 at the end of 10 years.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                    SUPPLEMENT DATED MAY 1, 2000 - CONTINUED




   (4) The Global Equity variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the prospectus (See "How can I change my contract's investment allocations?" beginning on page 15 of the prospectus.)

   (5) The Condensed Financial Information table beginning on page 34 is supplemented with the following selected data for Accomodator accumulation shares for the Global Equity investment option. Values shown for 1998 begin on November 31, 1998:

                                              Year Ended           Year Ended
                                           December 31, 1999    December 31, 1998
                                          ------------------  -------------------
GLOBAL EQUITY
Accumulation share value:
  Beginning of period . . . . . . . . .         $10.30               $10.00
  End of period . . . . . . . . . . . .         $12.67               $10.30
Number of Accumulation Shares
 outstanding at end of period . . . . .            629                    0

  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
  -----------------------------------------------------------------------------
FOR THE TRUST THAT CONTAINS DETAILED INFORMATION ABOUT THE GLOBAL EQUITY FUND.
------------------------------------------------------------------------------
BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING THE GLOBAL EQUITY
-----------------------------------------------------------------------------
INVESTMENT OPTION.
------------------

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                         SINGLE AND PERIODIC PREMIUM
               DEFERRED AND IMMEDIATE VARIABLE ANNUITY CONTRACTS

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      STATEMENT OF ADDITIONAL INFORMATION


                               __________________


This statement of additional information ("SAI"), dated May 1, 2000 is not a prospectus. It is intended that this SAI be read in conjunction with the prospectus of John Hancock Variable Annuity Account U (the "Account") dated May 1, 2000, for the contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Annuity Servicing Office, 529 Main Street (X-4), Charlestown, Massachusetts 02129, telephone number 1-800-732-5543.

                               TABLE OF CONTENTS


                               _________________



                                                                   PAGE OF SAI
                                                                   -----------

Variations in Charges..........................................         2
Distribution...................................................         2
Calculation of Performance Data................................         2
Other Performance Information..................................         4
Calculation of Annuity Payments................................         4
Additional Information About Determining Unit Values...........         6
Purchases and Redemptions of Fund Shares.......................         7
The Account....................................................         8
Delay of Certain Payments......................................         8
Liability for Telephone Transfers..............................         8
Voting Privileges..............................................         8
Financial Statements...........................................        10


ACCT U (ACC) 5/00

                             VARIATIONS IN CHARGES


     In the case of a purchase payment for a single premium contract which is derived from proceeds (maturity benefit, cash surrender values, sums due under optional methods of settlement and the like) of fixed dollar insurance policies and annuity contracts issued by John Hancock, the $50 administrative expense deduction will be waived and all other sales charges will be at one-half the rate otherwise applicable. No sales charges will be made from purchase payments received from any officer or member of the Board of Trustees of the Trust or from any sales representative of John Hancock who has acted as such for not less than 90 days.

                                  DISTRIBUTION


     The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services were as follows:

                        YEAR                            AMOUNT PAID TO SIGNATOR
                        ----                            -----------------------
                        1999                           $45,557,806
                        1998                           $32,817,115
                        1997                           $25,035,420

                        CALCULATION OF PERFORMANCE DATA

     The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

     The Account will calculate the average annual total return for each variable investment option (other than the Money Market option), according to the following formula prescribed by the SEC:

                             P x ( 1 + T ) n = ERV

      where          P = a hypothetical initial premium payment of $1,000

                     T = average annual total return
                     n =  number of years
                     ERV = ending redeemable value of a hypothetical
                     $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

     Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment made into the variable investment option at the beginning of the period and full redemption at the end of the period. It reflects adjustments for all Trust and contract level charges except any premium tax charge described in the prospectus. The annual contract fee under the periodic premium contracts has been included as an annual percentage of assets.

     On the basis, the following table shows the average total return for each variable investment option under the periodic premium contracts for the periods ended December 31, 1999:

                           AVERAGE ANNUALIZED TOTAL RETURNS
                           --------------------------------
                                                                                             DATE OF
VARIABLE INVESTMENT OPTION*               YEAR TO DATE    1 YEAR**   5 YEAR**  10 YEAR**   INCEPTION ***
--------------------------                ------------    ------     ------    -------     ---------
Managed...................................    2.60%         2.60%    14.70%     10.80%      11/09/87
Growth & Income...........................    9.30%         9.30%    23.40%     15.70%       1/14/85
Equity Index..............................   13.90%        13.90%       N/A        N/A       4/30/96
Large Cap Value...........................   -2.90%        -2.90%       N/A        N/A       4/30/96
Large Cap Growth..........................   16.70%        16.70%    26.10%     17.40%      11/24/87
Mid Cap Value.............................   -0.80%        -0.80%       N/A        N/A       4/30/96
Mid Cap Growth............................  105.30%       105.30%       N/A        N/A       4/30/96
Real Estate Equity........................   -7.50%        -7.50%     5.30%      6.00%       2/01/89
Small/Mid Cap Growth......................   -1.10%        -1.10%    13.00%        N/A       9/23/94
Small/Mid Cap CORE........................   13.40%        13.40%       N/A        N/A      11/30/98
Small Cap Value...........................   -9.20%        -9.20%       N/A        N/A       4/30/96
Small Cap Growth..........................   60.30%        60.30%       N/A        N/A       4/30/96
Global Equity ............................   16.80%        16.80%       N/A        N/A      11/30/98
Global Balanced...........................   -1.10%        -1.10%       N/A        N/A       4/30/96
International Equity Index................   23.10%        23.10%     9.90%      7.70%       2/01/89
International Opportunities...............   26.00%        26.00%       N/A        N/A       4/30/96
Emerging Markets Equity...................   70.60%        70.60%       N/A        N/A      11/30/98
Short-Term Bond...........................   -3.20%        -3.20%     3.90%        N/A       9/23/94
Bond Index................................   -8.40%        -8.40%       N/A        N/A      11/30/98
Active Bond...............................   -6.80%        -6.80%     5.80%      6.30%       1/14/85
Global Bond...............................   -8.00%        -8.00%       N/A        N/A       4/30/96
High Yield Bond...........................   -1.10%        -1.10%       N/A        N/A      11/30/98
Money Market..............................   -1.20%        -1.20%     3.30%      3.60%       1/14/85




* Absent expense reimbursements to certain Funds, total return figures for the related variable investment options would have been lower.

**   or since inception of the applicable Fund or its predecessor.


***  of the Fund or its predecessor.

     The Account will calculate current yield for each variable investment option (other than the Money Market option) according to the following formula prescribed by the SEC:
LOGO

                         Yield = 2[(a-b + 1)/6/ - 1]
                                    ---
                                     cd

where:   a = net investment income earned during the period by the Fund whose shares are owned by the variable investment option
         b = expenses accrued for the period (net of any reimbursements)
         c = the average daily number of accumulation units outstanding during the period
         d = the offering price per accumulation unit on the last day of the period

     According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administrative sales charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30-day periods identified in the advertisement. Neither the sales charge nor any charges for premium taxes are reflected in the calculation.

     The Account may calculate current yield and effective yield figures for the Money Market option. The current yield of the Money Market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical owner account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the Money Market Fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying Money Market Fund shares. The mortality and expense risk charges, administrative services charge and annual contract fee are reflected, but the sales charge is not.

     The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

          Effective yield    = (Base period return + 1)/(365/7)/ - 1


     For the 7-day period ending December 31, 1999, the Money Market option's current yield was 4.74 % and its effective yield was 4.86 %.

                         OTHER PERFORMANCE INFORMATION


     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies, or tracked by other rating services, companies, publications, or persons who independently monitor and rank
investment company performance.   Such performance figures are calculated in
accordance with standardized methods established by each reporting service.

                        CALCULATION OF ANNUITY PAYMENTS


CALCULATION OF ANNUITY UNITS


     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option.
 Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. For a deferred annuity contract, we do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described under "The annuity period." For an immediate annuity contract, we do this as of the date of issuance, which will be the later of (a) the date of approval by John Hancock of the application for the contract and (b) the date of receipt of the premium payment at the John Hancock Annuity Servicing Office.

     For each variable investment option, we THEN divide:

                      -----------------------------------
                         the resulting value (minus any
                              premium tax charge)

                                       by

                                     $1,000
                      -----------------------------------

  and multiply the result by

                      ---------------------------------------
                       the applicable annuity purchase rate
                       set forth in the contract and
                       reflecting

                       (1) the age and, possibly, sex of the
                       payee and

                       (2) the assumed investment rate
                       (discussed below)
                      ---------------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                      ----------------------------------------------------------
                       the amount of the initial monthly variable annuity payment from that variable annuity option

                                                   BY

                       the annuity unit value of that variable investment option as of 10 calendar days prior to the date the initial payment is due (or, in the case of an immediate annuity contract, as of the date of issuance).
                      ----------------------------------------------------------

      For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $6.35 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $304.80.
LOGO

                         4000.000 x 12.000000 x 6.35
                         ---------------------------
                                   1,000

     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 217.714 ($304.80/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $305.89 (217.714 x $1.405000).

ANNUITY UNIT VALUES


     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES


     The mortality table used as a basis for annuity purchase rates is the 1971 and 1983a Individual Annuity Mortality Table, with five-year set back for females and with certain age adjustments based on the calendar year of birth.
 The mortality rate used in a contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the female rate. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES


     The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE


     For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

(2) for each calendar day in the period, a deduction of 0.002740% (the charges for mortality and expense risks and administrative services) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES


     We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES


     Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $109.60 assuming a one day period. The $109.60 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00002740. By substituting in the first formula above, the net investment rate is equal to $3890.40 ($2000 + $3000 - $1000 -$109.60) divided by $4,000,000 or 0.0009726.

     Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009726)] or $11.260942. The value of an annuity unit at the end of the period would be [$1.0850000 x (1 + .00096726) x
 .99990575] or $1.0859529. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    PURCHASES AND REDEMPTIONS OF FUND SHARES


     John Hancock purchases and redeems Fund shares for the Account at their net asset value without any sales or redemption charges. Each available Fund issues its own separate series of Fund shares. Each such series represents an interest in one of the Funds of the Trust, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.

                                  THE ACCOUNT


     In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                           DELAY OF CERTAIN PAYMENTS


     Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

     We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

     We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                       LIABILITY FOR TELEPHONE TRANSFERS


     If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

 .    requiring personal identification,

 .    tape recording calls, and

 .    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                               VOTING PRIVILEGES


     Here's the formula we use to determine the number of Fund shares as to which you may give instructions:

                      ----------------------------------------
                       the total value of your accumulation
                       units value in a variable investment
                       option

                                    divided by

                       the net asset value of 1 share of the
                       corresponding Fund
                      ----------------------------------------


     At a shareholders' meeting, you may give instructions regarding:

 .    the election of the Board of Trustees,

 .    the ratification of the selection of independent auditors,

 .    the approval of the Trust's investment management agreements,

 .    and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the Fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Fund by the net asset value of one share of that Fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own Fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Mutual Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Mutual Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and changes in policyholders' contingency reserves and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

    In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1999 and 1998 or the results of its operations or its cash flows for the years then ended.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                         December 31
                                                    -----------------------
                                                       1999         1998
                                                    ----------  -----------
                                                        (in millions)
ASSETS
Bonds--Note 6 . . . . . . . . . . . . . . . . . .   $26,188.1    $23,353.0
Stocks:
  Preferred . . . . . . . . . . . . . . . . . . .       926.6        844.7
  Common  . . . . . . . . . . . . . . . . . . . .       458.4        269.3
  Investments in affiliates . . . . . . . . . . .     1,465.8      1,520.3
                                                    ---------    ---------
                                                      2,850.8      2,634.3
Mortgage loans on real estate--Note 6 . . . . . .     9,165.9      8,223.7
Real estate:
  Company occupied  . . . . . . . . . . . . . . .       366.6        372.2
  Investment properties . . . . . . . . . . . . .       501.7      1,472.1
                                                    ---------    ---------
                                                        868.3      1,844.3
Policy loans  . . . . . . . . . . . . . . . . . .     1,577.8      1,573.8
Cash items:
  Cash in banks and offices . . . . . . . . . . .       292.6        241.5
  Temporary cash investments  . . . . . . . . . .       868.0      1,107.4
                                                    ---------    ---------
                                                      1,160.6      1,348.9
Premiums due and deferred . . . . . . . . . . . .       234.8        253.4
Investment income due and accrued . . . . . . . .       574.8        527.5
Other general account assets  . . . . . . . . . .     1,364.7      1,156.6
Assets held in separate accounts  . . . . . . . .    16,746.0     17,447.0
                                                    ---------    ---------
TOTAL ASSETS  . . . . . . . . . . . . . . . . . .   $60,731.8    $58,362.5
                                                    =========    =========




The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                             December 31
                                                       -----------------------
                                                         1999          1998
                                                       ----------  -----------
                                                          (in millions)
OBLIGATIONS AND POLICYHOLDERS' CONTINGENCY RESERVES
OBLIGATIONS
  Policy reserves  . . . . . . . . . . . . . . . . .   $20,574.1    $19,804.8
  Policyholders' and beneficiaries' funds  . . . . .    16,128.3     14,216.9
  Dividends payable to policyholders . . . . . . . .       464.8        449.1
  Policy benefits in process of payment  . . . . . .       132.3        111.4
  Other policy obligations . . . . . . . . . . . . .       304.7        322.6
  Asset valuation reserve--Note 1  . . . . . . . . .     1,242.9      1,289.6
  Federal income and other accrued Taxes--Note 1 . .       (12.1)       211.5
  Other general account obligations  . . . . . . . .     1,695.0      1,109.3
  Obligations related to separate accounts . . . . .    16,745.1     17,458.6
                                                       ---------    ---------
TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . .    57,275.1     54,973.8
POLICYHOLDERS' CONTINGENCY RESERVES
  Surplus note--Note 2 . . . . . . . . . . . . . . .       450.0        450.0
  Special contingency reserve for group insurance. .       153.4        160.0
  General contingency reserve  . . . . . . . . . . .     2,853.3      2,778.7
                                                       ---------    ---------
TOTAL POLICYHOLDERS' CONTINGENCY RESERVES  . . . . .     3,456.7      3,388.7
                                                       ---------    ---------
TOTAL OBLIGATIONS AND POLICYHOLDERS' CONTINGENCY
 RESERVES. . . . . . . . . . . . . . . . . . . . . .   $60,731.8    $58,362.5
                                                       =========    =========




The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND CHANGES IN POLICYHOLDERS' CONTINGENCY RESERVES


                                                        Year ended December 31
                                                       ------------------------
                                                          1999          1998
                                                       -----------  -----------
                                                            (In millions)
INCOME
  Premiums, annuity considerations and pension
    fund contributions . . . . . . . . . . . . . .     $ 9,622.9     $ 8,844.0
  Net investment income--Note 4  . . . . . . . . .       3,033.4       2,956.2
  Other, net . . . . . . . . . . . . . . . . . . .         241.9         233.8
                                                       ---------     ---------
                                                        12,898.2      12,034.0
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries:
     Death benefits  . . . . . . . . . . . . . . .         675.6         582.9
     Accident and health benefits  . . . . . . . .          94.4          76.9
     Annuity benefits  . . . . . . . . . . . . . .       1,734.3       1,612.4
     Surrender benefits and annuity fund
      withdrawals. . . . . . . . . . . . . . . . .       7,410.6       6,712.4
     Matured endowments  . . . . . . . . . . . . .          18.6          20.7
                                                       ---------     ---------
                                                         9,933.5       9,005.3
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries. .       1,238.9       1,106.7
  Expenses of providing service to policyholders
    and obtaining new insurance:
     Field sales compensation and expenses . . . .         248.8         290.7
     Home office and general expenses  . . . . . .         717.8         529.0
  Payroll, state premium and miscellaneous taxes .          48.9          52.0
                                                       ---------     ---------
                                                        12,187.9      10,983.7
                                                       ---------     ---------
        GAIN FROM OPERATIONS BEFORE DIVIDENDS TO
         POLICYHOLDERS, FEDERAL INCOME TAXES AND
         NET REALIZED CAPITAL GAINS  . . . . . . .         710.3       1,050.3
Dividends to policyholders . . . . . . . . . . . .         461.1         446.0
Federal income tax credit--Note 1  . . . . . . . .        (216.9)         (2.8)
                                                       ---------     ---------
                                                           244.2         443.2
                                                       ---------     ---------
        GAIN FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS . . . . . . . . . . . . . .         466.1         607.1
Net realized capital gains--Note 5 . . . . . . . .          29.0           0.7
                                                       ---------     ---------
        NET INCOME . . . . . . . . . . . . . . . .         495.1         607.8
Other increases/(decreases) in policyholders'
 contingency reserves:
  Net unrealized capital losses and other
    adjustments--Note 5  . . . . . . . . . . . . .        (147.0)       (214.5)
  Prior years' federal income taxes  . . . . . . .         (21.9)        (25.5)
  Other reserves and adjustments, net--Notes 1, 7
    and 13 . . . . . . . . . . . . . . . . . . . .        (258.2)       (136.9)
                                                       ---------     ---------
        NET INCREASE IN POLICYHOLDERS' CONTINGENCY
         RESERVES. . . . . . . . . . . . . . . . .          68.0         230.9
Policyholders' contingency reserves at beginning
 of year . . . . . . . . . . . . . . . . . . . . .       3,388.7       3,157.8
                                                       ---------     ---------
POLICYHOLDERS' CONTINGENCY RESERVES AT END OF YEAR     $ 3,456.7     $ 3,388.7
                                                       =========     =========


The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                        Year ended December 31
                                                       ------------------------
                                                          1999          1998
                                                       -----------  -----------
                                                            (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums, annuity considerations and
    deposits . . . . . . . . . . . . . . . . . . . . . $  9,816.6    $  8,945.5
  Net investment income  . . . . . . . . . . . . . . .    2,966.1       2,952.8
  Benefits to policyholders and beneficiaries  . . . .  (10,047.9)     (9,190.4)
  Dividends paid to policyholders  . . . . . . . . . .     (445.4)       (396.6)
  Insurance expenses and taxes . . . . . . . . . . . .   (1,015.3)       (874.4)
  Net transfers from separate accounts . . . . . . . .    1,436.6         131.1
  Other, net . . . . . . . . . . . . . . . . . . . . .     (264.2)       (181.7)
                                                       ----------    ----------
     NET CASH PROVIDED FROM OPERATIONS . . . . . . . .    2,446.5       1,386.3
                                                       ----------    ----------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases . . . . . . . . . . . . . . . . . . .  (15,946.3)    (12,403.6)
  Bond sales . . . . . . . . . . . . . . . . . . . . .   10,098.5       8,447.8
  Bond maturities and scheduled redemptions  . . . . .    2,443.9       2,537.7
  Bond prepayments . . . . . . . . . . . . . . . . . .      644.9       1,202.7
  Stock purchases  . . . . . . . . . . . . . . . . . .   (2,546.2)       (623.2)
  Proceeds from stock sales  . . . . . . . . . . . . .    2,174.0         378.4
  Real estate purchases  . . . . . . . . . . . . . . .     (188.7)       (147.6)
  Real estate sales  . . . . . . . . . . . . . . . . .    1,258.4         630.5
  Other invested assets purchases  . . . . . . . . . .     (127.9)       (185.3)
  Proceeds from the sale of other invested assets. . .      358.4         120.5
  Mortgage loans issued  . . . . . . . . . . . . . . .   (2,254.2)     (1,978.5)
  Mortgage loan repayments . . . . . . . . . . . . . .    1,267.3       1,575.6
  Other, net . . . . . . . . . . . . . . . . . . . . .      183.1         (38.6)
                                                       ----------    ----------
     NET CASH USED IN INVESTING ACTIVITIES . . . . . .   (2,634.8)       (483.6)
                                                       ----------    ----------
CASH FLOWS USED IN FINANCING ACTIVITIES:
  Net decrease in short-term note payable  . . . . . .        0.0         (75.0)
  Repayment of REMIC notes payable . . . . . . . . . .        0.0        (203.6)
                                                       ----------    ----------
     NET CASH USED IN FINANCING ACTIVITIES . . . . . .        0.0        (278.6)
                                                       ----------    ----------
(DECREASE) INCREASE IN CASH AND TEMPORARY CASH
 INVESTMENTS . . . . . . . . . . . . . . . . . . . . .     (188.3)        624.1
Cash and temporary cash investments at beginning
 of year . . . . . . . . . . . . . . . . . . . . . . .    1,348.9         724.8
                                                       ----------    ----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR . . $  1,160.6    $  1,348.9
                                                       ==========    ==========




The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Mutual Life Insurance Company (the Company) provides a broad range of financial services and insurance products. Pursuant to a Plan of Reorganization, effective February 1, 2000, the Company converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. See Note 15--Subsequent Events.

The Company offers financial products in two major groups: (i) its retail business, which offers protection and asset gathering products primarily to retail consumers; and (ii) the investment and pension business, which offers guaranteed and structured financial products primarily to institutional customers. In addition, there is a corporate business unit. The Company's reportable business units are strategic business units offering different products and services. The reportable business units are managed separately, as they focus on different products, markets or distribution channels.

In the Retail-Protection business unit, the Company offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, and retail and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

In the Retail-Asset Gathering business unit, the Company offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This business unit distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

In the Investment and Pension business unit, the Company offers a variety of retirement products to qualified defined benefit plans, defined contribution plans and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The business unit distributes its products through a combination of dedicated regional representatives, pension consultants and investment professionals.

The Corporate business unit primarily consists of certain corporate operations and businesses that are either disposed or in run-off. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the business units and certain non-recurring expenses not allocated to the business units. The disposed businesses primarily consist of group health operations.

The Company established a "corporate account" as part of the Corporate business unit to facilitate the capital management process. The corporate account contains capital not allocated to support the operations of the Company's business units.

Late in the fourth quarter of 1999, the Company transferred certain assets from the business units to the corporate account. These assets include investments in certain subsidiaries and the home office real estate complex (collectively referred to as "corporate purpose assets"). Historically, the Company has allocated the investment performance or other earnings of corporate purpose assets among all of the business units. However, subsequent to the conversion to a stock life insurance company, the Company will centrally manage the performance of corporate purpose assets through the corporate account.

The asset transfer directly affected certain group pension participating contractholders because those contracts have participating features under which crediting rates and dividends are affected directly by portfolio earnings. Certain

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

participating contractholders participate in contract experience related to net investment income and realized capital gains and losses in the general account. These participating contractholders were compensated for transferred assets based on the fair value of the assets transferred, which amounted to $771.7 million. These participating contractholders were credited with their portion of the difference between the fair value and carrying value of the assets transferred through the crediting rates and dividends on their contracts. The after-tax amount of the transfer was $170.8 million which was charged directly to policyholders' contingency reserve.

The Company is domiciled in the Commonwealth of Massachusetts and licensed in all fifty of the United States, the District of Columbia, Puerto Rico, Guam, the US Virgin Islands, and Canada.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period or future estimated gross profits or gross margins; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to policyholders' contingency reserves rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions are recorded directly to policyholders' contingency reserves rather than being reflected in income; and (10) surplus notes are reported as surplus rather than as liabilities. The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY adopt Codification effective January 1, 2001. The impact of any such changes on the Company's statutory surplus is not expected to be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The collars are carried at fair value, with changes in fair value reflected directly in policyholders' contingency reserves.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment and company-occupied real estate is carried at depreciated cost, less encumbrances. Depreciation on investment and company-occupied real estate is recorded on a straight-line basis. During 1998, the Company made a strategic decision to sell the majority of its commercial real estate portfolio. Properties with a book value of $1,057.3 million and $533.8 million were sold in 1999 and 1998, respectively, and an additional $125.3 million of real estate is expected to be sold in 2000. Net gains on the properties sold amounted to $140.8 million and $64.3 million in 1999 and 1998, respectively. Those properties to be sold subsequent to December 31, 1999 are carried at the lower of depreciated cost at the date a determination to sell was made or fair value. Accumulated depreciation amounted to $254.4 million and $370.0 million at December 31, 1999 and 1998, respectively.

  Real estate acquired in satisfaction of debt and real estate held for sale, which are classified with investment properties, are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Other invested assets, which are classified with other general account assets, include real estate and energy joint ventures and limited partnerships and generally are valued based on the Company's equity in the underlying net assets.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. The Company historically makes additional contributions to the AVR in excess of the required amounts to account for potential losses and risks in the investment portfolio when the Company believes such provisions are prudent. In connection with the Company's plans to dispose of certain real estate holdings, during 1998, an additional contribution was recorded that resulted in the AVR exceeding the prescribed maximum reserve level by $48.0 million and $111.3 million at December 31, 1999 and 1998, respectively. The Company received permission from the Massachusetts Division of Insurance to record its AVR in excess of the prescribed maximum reserve level. Changes to the AVR are charged or credited directly to policyholders' contingency reserves.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $51.4 million, amounted to $261.7 million that is included in other policy obligations. The corresponding 1998 amounts were $34.9 million and $261.6 million, respectively.

Property and Equipment: Data processing equipment, which amounted to $29.2 million in 1999 and $31.4 million in 1998 and is included in other general account assets, is reported at depreciated cost, with depreciation recorded on a straight-line basis. Non-admitted furniture and equipment also is depreciated on a straight-line basis. The useful lives of these assets range from three to twenty years. Depreciation expense was $19.7 million in 1999 and $20.1 million in 1998.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments,'' requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 14.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amounts in the statement of financial position for policy loans approximate their fair values.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999. The fair value for commitments to purchase other invested assets approximates the amount of the initial commitment.

  Fair values for the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net income. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to policyholders' contingency reserves.

Foreign Exchange Gains and Losses: Foreign exchange gains and losses are reflected as direct credits or charges to policyholders' contingency reserves through unrealized capital gains and losses.

Policy Reserves: Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for traditional individual life insurance policies are maintained using the 1941, 1958 and 1980 Commissioner's Standard Ordinary and American Experience Mortality Tables, with assumed interest rates ranging from 21/2% to 6%, and using principally the net level premium method for policies issued prior to 1978 and a modified preliminary term method for policies issued in 1979 and later. Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971 and 1983, the 1971 Individual Annuity Mortality Table and the a-1983 Individual Annuity Mortality Table, with interest rates generally ranging from 2% to 83/4%.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Reserves for deposit administration funds and immediate participation guarantee funds are based on accepted actuarial methods at various interest rates. Accident and health policy reserves generally are calculated using either the two-year preliminary term or the net level premium method based on various morbidity tables.

The statement value and fair value for investment-type insurance contracts are as follows:


                                     December 31, 1999      December 31, 1998
                                    --------------------  ----------------------
                                    Statement    Fair     Statement     Fair
                                      Value      Value      Value       Value
                                    ---------  ---------  ---------  -----------
                                                  (in millions)
Guaranteed investment contracts     $13,111.6  $12,617.2  $12,666.9   $12,599.7
Fixed rate deferred and immediate
 annuities . . . . . . . . . . . .    4,685.7    4,656.9    4,375.0     4,412.2
Supplementary contracts without
 life contingencies  . . . . . . .       55.7       55.7       42.7        44.7
                                    ---------  ---------  ---------   ---------
                                    $17,853.0  $17,329.8  $17,084.6   $17,056.6
                                    =========  =========  =========   =========



Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company and its subsidiaries and affiliates are combined in filing a consolidated federal income tax return for the group. The federal income taxes of the Company are determined on a separate return basis with certain adjustments.

Income before taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, the limitation placed on the tax deductibility of mutual companies' policyholder dividends, accelerated depreciation, differences in policy and contract liabilities for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

When determining its consolidated federal income tax expense, the Company uses a number of estimated amounts that may change when the actual tax return is completed. In addition, the Company must also use an estimated differential earnings rate (DER) to compute the equity tax portion of its federal income tax expense. Because the Internal Revenue Service sets the DER after completion of the financial statements, a true-up adjustment (i.e., effect of the difference between the estimated and final DER) is necessary.

Amounts for disputed tax issues relating to prior years are charged or credited directly to policyholders' contingency reserves.

The Company made federal tax payments of $115.0 million in 1999 and $74.9 million in 1998.

Adjustments to Policy Reserves and Policyholders' and Beneficiaries' Funds: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to policyholders' contingency reserves. No such refinements were made during 1999 or 1998.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 2--SURPLUS NOTES

On February 25, 1994, the Company issued $450 million of surplus notes that bear interest at 7 3/8% and are scheduled to mature on February 15, 2024. The issuance of the surplus notes was approved by the Commonwealth of Massachusetts and any payment of interest on and principal of the notes may be made only with the prior approval of the Commissioner of Insurance of the Commonwealth of Massachusetts. Surplus notes are reported as part of policyholders' contingency reserves rather than liabilities. Interest of $33.2 million was paid on the notes during 1999 and 1998.

NOTE 3--BORROWED MONEY

At December 31, 1999, the Company had two syndicated lines of credit with a group of banks totaling $1.0 billion, $500.0 million of which expire on July 29, 2000 and $500.0 million of which expire on June 30, 2001. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance within each line of credit agreement. Under the terms of the agreements, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants, which were met at December 31, 1999. At December 31, 1999, the Company had no outstanding borrowings under either agreement.

Interest paid on borrowed money was $7.9 million and $6.6 million during 1999 and 1998, respectively.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                             1999      1998
                                                            -------  --------
                                                             (In millions)
Investment expenses . . . . . . . . . . . . . . . . . . .   $277.1    $317.5
Interest expense  . . . . . . . . . . . . . . . . . . . .     41.4      44.3
Depreciation on real estate and other invested assets . .     22.9      41.6
Real estate and other investment taxes. . . . . . . . . .     41.8      60.1
                                                            ------    ------
                                                            $383.2    $463.5
                                                            ======    ======



NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains consist of the following items:


                                                    1999       1998
                                                  --------  ----------
                                                    (In millions)
Net gains from asset sales and foreclosures       $ 260.3    $ 303.3
Capital gains tax . . . . . . . . . . . . . .      (179.8)    (171.7)
Net capital gains transferred to the IMR. . .       (51.5)    (130.9)
                                                  -------    -------
  Net Realized Capital Gains  . . . . . . . .     $  29.0    $   0.7
                                                  =======    =======

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Net unrealized capital losses and other adjustments consist of the following items:


                                                              1999       1998
                                                            --------  ---------
                                                              (In millions)
Net losses from changes in security values and book value
 adjustments. . . . . . . . . . . . . . . . . . . . . . .   $(193.7)    $ (90.6)
Decrease (increase) in asset valuation reserve. . . . . .      46.7      (123.9)
                                                            -------     -------
Net Unrealized Capital Losses and Other Adjustments . . .   $(147.0)     (214.5)
                                                            =======     =======



NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                             Gross       Gross
                                Statement  Unrealized  Unrealized
      December 31, 1999           Value      Gains       Losses     Fair Value
      -----------------         ---------  ----------  ----------  ------------
                                                (In millions)
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies . . . . . . . . . .   $   162.3   $    0.4    $    2.5    $   160.2
Obligations of states and
 political subdivisions . . .       111.3        6.6         4.4        113.5
Debt securities issued by
 foreign governments  . . . .       510.0       56.4         7.0        559.4
Corporate securities  . . . .    20,460.3      587.1       970.8     20,076.6
Mortgage-backed securities  .     4,944.2       22.1       167.7      4,798.6
                                ---------   --------    --------    ---------
  Total bonds . . . . . . . .   $26,188.1   $  672.6    $1,152.4    $25,708.3
                                =========   ========    ========    =========

      December 31, 1998
      -----------------
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies . . . . . . . . . .   $   123.3   $    5.9    $    0.0    $   129.2
Obligations of states and
 political subdivisions . . .        86.4        9.9         0.0         96.3
Debt securities issued by
 foreign governments  . . . .       264.5       29.4         8.2        285.7
Corporate securities  . . . .    18,155.4    1,567.7       294.4     19,428.7
Mortgage-backed securities  .     4,723.4      181.2         5.2      4,899.4
                                ---------   --------    --------    ---------
  Total bonds . . . . . . . .   $23,353.0   $1,794.1    $  307.8    $24,839.3
                                =========   ========    ========    =========



The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                              Statement     Fair
                                                Value       Value
                                              ---------  -----------
                                                 (In millions)
Due in one year or less  . . . . . . . . .    $ 1,515.9   $ 1,513.2
Due after one year through five years. . .      5,876.1     5,871.2
Due after five years through ten years          6,801.3     6,684.9
Due after ten years  . . . . . . . . . . .      7,050.6     6,840.4
                                              ---------   ---------
                                               21,243.9    20,909.7
Mortgage-backed securities . . . . . . . .      4,944.2     4,798.6
                                              ---------   ---------
                                              $26,188.1   $25,708.3
                                              =========   =========

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Gross gains of $99.1 million in 1999 and $126.4 million in 1998 and gross losses of $94.4 million in 1999 and $62.3 million in 1998 were realized from the sale of bonds.

At December 31, 1999, bonds with an admitted asset value of $26.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $345.3 million and $258.4 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $177.7 million, and gross unrealized depreciation totaled $64.6 million. The fair value of preferred stock totaled $926.7 million at December 31, 1999 and $832.4 million at December 31, 1998.

The Company participates in a security-lending program for the purpose of enhancing income on securities held. At December 31, 1999 and 1998, $277.7 million and $421.5 million, respectively, of the Company's bonds and stocks were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

Mortgage loans with outstanding principal balances of $19.3 million, bonds with amortized cost of $54.4 million and real estate with depreciated cost of $9.9 million were non-income as of December 31, 1999.

Restructured commercial mortgage loans aggregated $120.3 million and $230.5 million as of December 31, 1999 and 1998, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:


                                             Year ended December 31
                                            -----------------------
                                               1999         1998
                                            -----------  ----------
                                                 (In millions)
Expected  . . . . . . . . . . . . . . . .      $10.8         $22.5
Actual  . . . . . . . . . . . . . . . . .        6.9          11.6



Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

                          Statement          Geographic            Statement
    Property Type           Value           Concentration            Value
    -------------       -------------       -------------       ---------------
                        (In millions)                            (In millions)
Apartments  . . . . .     $1,809.1     East North Central . .      $1,039.8
Hotels  . . . . . . .        404.0     East South Central . .         289.7
Industrial  . . . . .        816.8     Middle Atlantic  . . .       1,657.5
Office buildings  . .      2,309.1     Mountain . . . . . . .         326.7
Retail  . . . . . . .      1,619.4     New England  . . . . .         836.1
1-4 Family  . . . . .          3.4     Pacific  . . . . . . .       2,025.0
Agricultural  . . . .      1,803.6     South Atlantic . . . .       1,823.5
Other . . . . . . . .        400.5     West North Central . .         362.7
                                       West South Central . .         701.9
                                       Other  . . . . . . . .         103.0
                          --------                                 --------
                          $9,165.9                                 $9,165.9
                          ========                                 ========



At December 31, 1999, the fair values of the commercial and agricultural mortgage loan portfolios were $7.2 billion and $1.8 billion, respectively. The corresponding amounts as of December 31, 1998 were approximately $7.3 billion and $1.3 billion, respectively.

The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 9.0% and 6.50% for other properties, and 10.0% and 7.125% for purchase money mortgages. Generally, the percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 7--REINSURANCE

Premiums, benefits and reserves associated with reinsurance assumed in 1999 were $673.5 million, $42.8 million, and $153.1 million, respectively. The corresponding amounts in 1998 were $784.0 million, $310.0 million, and $7.7 million, respectively.

The Company cedes business to reinsurers to share risks under life, health and annuity contracts for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $1,018.3 million, $488.5 million and $823.7 million, respectively. The corresponding amounts in 1998 were $873.9 million, $772.5 million and $712.2 million, respectively.

Premiums, benefits, and reserves ceded related to the group accident and health and related group life business sold in 1997, included in the amounts above, were $463.9 million, $449.0 million, and $231.7 million, respectively, at December 31, 1999. The corresponding amounts in 1998 were $458.2 million, $481.2 million, and $238.6 million, respectively.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Amounts recoverable on paid claims and funds withheld from reinsurers were as follows:


                                               December 31
                                            -----------------
                                             1999      1998
                                            -------  --------
                                             (In millions)
Reinsurance recoverables  . . . . . . . .   $ 27.5    $18.6
Funds withheld from reinsurers  . . . . .    227.3     49.5

The Company has a coinsurance agreement with another insurer to cede 100% of its individual disability business. Reserves ceded under this agreement, included in the amount shown above, were $245.7 million at December 31, 1999 and $251.1 million at December 31, 1998.

John Hancock Variable Life Insurance Company (Variable Life, a wholly-owned affiliate) has a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, the Company transferred $44.5 million and $4.9 million of cash to Variable Life in 1999 and 1998, respectively, for tax, commission, and expense allowances to Variable Life, which decreased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

Variable Life also has a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1995 inforce block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company made a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, taxes, reserve increase, commission expense allowances and premiums. This agreement decreased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

Effective January 1, 1997, Variable Life entered into a stop-loss agreement with the Company to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, the Company received $0.8 million and $1.0 million in 1999 and 1998, respectively, for mortality claims from Variable Life. This agreement increased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

John Hancock Reassurance Company of Bermuda (JHReCo, a wholly-owned affiliate) has a modified coinsurance agreement with the Company to reinsure 50% of the Company's 1997 through 1999 issues of retail long-term care insurance policies. In connection with this agreement, the Company transferred $22.6 million and $1.9 million of cash to JHReCo in 1999 and 1998, respectively, for tax, commission, and expense allowances to JHReCo. This agreement increased the Company's net gain from operations by $17.4 million and $11.7 million in 1999 and 1998, respectively.

JHReCo has a modified coinsurance agreement with the Company to reinsure 30% of the Company's issues prior to January 1, 1997 and 50% of the Company's 1997 through 1999 issues of group long-term care insurance policies. In connection with this agreement, the Company transferred $49.9 million and $38.0 million of cash to JHReCo in 1999 and 1998, respectively, for tax, commission, and expense allowances to JHReCo. This agreement increased the Company's net gain from operations by $3.6 million and $3.9 million in 1999 and 1998, respectively.

JHReCo also has a modified coinsurance agreement with the Company to reinsure 50% of one of the Company's single premium annuity contracts sold in 1999. Premiums, benefits, and reserves ceded to JHReCo in 1999 were

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

$169.4 million, $15.6 million and $166.1 million, respectively. This agreement increased the Company's net gain from operations by $12.6 million in 1999.

On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks Inc. The business sold includes the Company's group accident and health business and related group life business and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. Assets equal to liabilities of approximately $562.4 million at February 28, 1997 were transferred to UNICARE in connection with the sale. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement.

The Company has secured a $397.0 million letter of credit facility with a group of banks. The banks have agreed to issue a letter of credit to the Company pursuant to which the Company may draw up to $397.0 million for any claims not satisfied by UNICARE under the coinsurance agreement after the Company has incurred the first $113.0 million of losses from such claims. The amount available pursuant to the letter of credit agreement and any letter of credit issued thereunder will be automatically reduced on a scheduled basis consistent with the anticipated runoff of liabilities related to the business reinsured under the coinsurance agreement. The letter of credit and any letter of credit issued thereunder are scheduled to expire on March 1, 2002. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

Through the Company's group health insurance operations, the Company entered into a number of reinsurance arrangements in respect of personal accident insurance and the occupational accident component of workers compensation insurance, a portion of which was originated through a pool managed by Unicover Managers, Inc. Under these arrangements, the Company both assumed risks as a reinsurer, and also passed 95% of these risks on to other companies. This business had originally been reinsured by a number of different companies, and has become the subject of widespread disputes. The disputes concern the placement of the business with reinsurers and recovery of the reinsurance. The Company is engaged in disputes, including a number of legal proceedings, in respect of this business. The risk to the Company is that other companies that reinsured the business from the Company may seek to avoid their reinsurance obligations. However, the Company believes that it has a reasonable legal position in this matter. During the fourth quarter of 1999 and early 2000, the Company received additional information about its exposure to losses under the various reinsurance programs. As a result of this additional information and in connection with global settlement discussions initiated in late 1999 with other parties involved in the reinsurance programs, during the fourth quarter the Company recognized a charge to policyholders' contingency reserves for uncollectible reinsurance of $186.1 million, aftertax, as its best estimate of its remaining loss exposure. The Company believes that any exposure to loss from this issue, in addition to amounts already provided for as of December 31, 1999, would not be material.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Neither the Company, nor any of its related parties, controls, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--BENEFITS PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS

The Company provides pension benefits to substantially all employees and general agency personnel. These benefits are provided through both qualified defined benefit and defined contribution pension plans. In addition, through nonqualified plans, the Company provided supplemental pension benefits to employees with salaries and/ or pension benefits in excess of the qualified plan limits imposed by federal tax law. Pension benefits under the defined benefit plans are based on years of service and average compensation generally during the five years prior to retirement. Benefits related to the Company's defined benefit pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $97.6 million in 1999 and $92.6 million in 1998. Plan assets consist principally of listed equity securities, corporate obligations and U.S. government securities.

The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. Because the qualified defined benefit plans are overfunded, no amounts were contributed to these plans in 1999 or 1998. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plans, which are underfunded, for which accumulated benefit obligations are in excess of plan assets were $257.4 million and $239.3 million, respectively, at December 31, 1999 and $221.3 million and $194.8 million, respectively, at December 31, 1998. Non-qualified plan assets, at fair value, were $1.0 million and $1.2 million at December 31, 1999 and 1998, respectively.

Defined contribution plans include The Investment Incentive Plan (TIP) and the Savings and Investment Plan (SIP). Employees are eligible to participate in TIP after one year of service and may contribute up to the lesser of 15% of their salary or $10,000 annually to the plan. The Company matches the first 2% of pre-tax contributions and makes an additional annual profit sharing contribution for employees who have completed at least two years of service. Through SIP, marketing representatives, sales managers and agency managers are eligible to contribute up to the lesser of 13% of their salary or $10,000. The Company matches the first 3% of pre-tax contributions for marketing representatives and the first 2% of pre-tax contributions for sales managers and agency managers. The Company makes an annual profit sharing contribution of up to 1% for sales managers and agency managers who have completed at least two years of service. The expense for defined contribution plans was $8.5 million and $8.1 million in 1999 and 1998, respectively.

Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel. Substantially all employees may become eligible for these benefits if they reach retirement age while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

In 1993, the Company changed its method of accounting for the costs of its retiree benefit plans to the accrual method and elected to amortize its transition liability for retirees and fully eligible or vested employees over twenty years.

The Company's policy is to fund postretirement benefits in amounts at or below the annual tax qualified limits. As of December 31, 1999 and 1998, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees. Plan assets related to union employees were comprised of approximately 70% equity securities and 30% fixed income investments.

The changes in benefit obligation and plan assets are summarized as follows:


                                           Year ended December 31
                                 ----------------------------------------------
                                     Pension Benefits         Other Benefits
                                 -----------------------   --------------------
                                    1999         1998        1999       1998
                                 -----------  -----------  --------  ----------
                                                (In millions)
Change in benefit obligation:
Benefit obligation at beginning
 of year . . . . . . . . . . . .  $1,808.4     $1,704.0    $ 366.9    $ 381.0
Service cost . . . . . . . . . .      33.8         32.8        6.6        6.8
Interest cost  . . . . . . . . .     119.0        115.5       23.9       24.4
Actuarial loss/(gain)  . . . . .      30.7         55.5       (0.3)     (16.8)
Amendments . . . . . . . . . . .      19.9          0.0        0.0        0.0
Benefits paid  . . . . . . . . .    (106.5)       (99.4)     (29.0)     (28.5)
                                  --------     --------    -------    -------
Benefit obligation at end of
 year. . . . . . . . . . . . . .   1,905.3      1,808.4      368.1      366.9
                                  --------     --------    -------    -------
Change in plan assets:
Fair value of plan assets at
 beginning of year . . . . . . .   2,202.2      1,995.5      215.2      172.7
Actual return on plan assets . .     277.7        296.1       17.7       39.9
Employer contribution  . . . . .      10.9         10.0        0.0        2.6
Benefits paid  . . . . . . . . .    (106.5)       (99.4)       0.0        0.0
                                  --------     --------    -------    -------
Fair value of plan assets at
 end of year . . . . . . . . . .   2,384.3      2,202.2      232.9      215.2
                                  --------     --------    -------    -------
Funded status  . . . . . . . . .     479.0        393.8     (135.2)    (151.7)
Unrecognized actuarial loss  . .    (349.7)      (292.0)    (155.7)    (163.0)
Unrecognized prior service cost       39.1         23.1       16.0       17.8
Unrecognized net transition
 (asset) obligation  . . . . . .     (11.8)       (23.9)     273.3      294.3
                                  --------     --------    -------    -------
Net amount recognized  . . . . .  $  156.6     $  101.0    $  (1.6)   $  (2.6)
                                  --------     --------    -------    -------

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The assumptions used in accounting for the benefit plans were as follows:


                                             Year ended December 31
                                   --------------------------------------------
                                       Pension Benefits        Other Benefits
                                   -----------------------   ------------------
                                      1999         1998        1999      1998
                                   -----------  -----------  -------  ---------
Discount rate  . . . . . . . . . .    7.00%        6.75%      7.00%     6.75%

Expected return on plan assets . .    8.50%        8.50%      8.50%     8.50%

Rate of compensation increase  . .    4.77%        4.56%      4.77%     4.00%

For measurement purposes, a 5.50 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.25 percent in 2001 and remain at that level thereafter.

Net periodic benefit (credit) cost includes the following components:


                                            Year ended December 31
                                   --------------------------------------------
                                       Pension Benefits        Other Benefits
                                   -----------------------   ------------------
                                      1999         1998        1999      1998
                                   -----------  -----------  -------  ---------
                                                 (In millions)
Service cost . . . . . . . . . . .  $  33.8      $  32.8     $  6.6    $  6.8
Interest cost  . . . . . . . . . .    119.0        115.5       23.9      24.4
Expected return on plan assets . .   (182.9)      (165.6)     (18.2)    (39.9)
Amortization of transition
 (assets) obligation . . . . . . .    (12.1)       (11.6)      21.0      20.9
Amortization of prior service
 cost. . . . . . . . . . . . . . .      3.9          6.5        1.8       1.9
Recognized actuarial (gain) loss       (6.3)        (2.6)      (7.1)     19.0
                                    -------      -------     ------    ------
  Net periodic benefit (credit)
    cost . . . . . . . . . . . . .  $ (44.6)     $ (25.0)    $ 28.0    $ 33.1
                                    =======      =======     ======    ======

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                       1-Percentage Point   1-Percentage Point
                                            Increase             Decrease
                                       ------------------  --------------------
                                                   (In millions)
Effect on total of service and
 interest costs  . . . . . . . . . .         $ 2.9               $ (2.6)
Effect on postretirement benefit
 obligations . . . . . . . . . . . .          29.0                (26.1)

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 9--AFFILIATES

The Company has subsidiaries and affiliates in a variety of industries including domestic and foreign life insurance and domestic property casualty insurance, real estate, mutual funds, investment brokerage and various other financial service entities.

Total assets of unconsolidated majority-owned affiliates amounted to $16.0 billion at December 31, 1999 and $13.8 billion at December 31, 1998; total liabilities amounted to $14.5 billion at December 31, 1999 and $12.5 billion at December 31, 1998; and total net income was $99.5 million in 1999 and $148.5 million in 1998.

The Company customarily engages in transactions with its unconsolidated affiliates, including the cession and assumption of certain insurance business under the terms of established reinsurance agreements (See Note 7). Various services are performed by the Company for certain affiliates for which the Company is reimbursed on the basis of cost. Certain affiliates have entered into various financial arrangements relating to borrowings and capital maintenance under which agreements the Company would be obligated in the event of nonperformance by an affiliate (see Note 13).

The Company received dividends of $129.0 million and $62.2 million in 1999 and 1998, respectively, from unconsolidated affiliates.

NOTE 10--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows at December 31:


                                                          Assets (Liabilities)
                         Number of Contracts/   -------------------------------------------
                           Notional Amounts             1999                  1998
                        ---------------------   ---------------------  --------------------
                                                 Carrying     Fair     Carrying    Fair
                           1999        1998       Value      Value      Value      Value
                        ----------  ----------  ----------  ---------  --------  ----------
                                                  (In millions)
Futures contracts to
 sell securities  . . .  $ 18,805    $ 11,286     $31.5      $ 31.5     $(3.1)    $  (3.1)
Futures contracts to
 acquire securities . .     4,006       1,464      (0.9)       (0.9)     (0.3)       (0.3)
Interest rate swap
 agreements . . . . . .   9,194.0     7,684.0        --       (27.2)       --      (159.1)
Interest rate cap
 agreements . . . . . .     115.0       115.0       0.2         0.2       0.4         0.4
Interest rate floor
 agreements . . . . . .     125.0       125.0       0.1         0.1       0.7         0.7
Interest rate swaption
 agreements . . . . . .      30.0         0.0      (3.6)       (3.6)       --         0.0
Currency rate swap
 agreements . . . . . .   5,797.0     2,881.5        --       (44.8)       --        16.2
Equity collar
 agreements . . . . . .        --          --      53.0        53.0      28.6        28.6

Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on sales of guaranteed investment contracts. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in 2000.

The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential for gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

The interest rate swap agreements expire in 2000 to 2029. The interest rate cap agreements expire in 2000 to 2008. Interest rate floor agreements expire in 2003. Interest rate swaption agreements expire in 2025. The currency rate swap agreements expire in 2000 to 2021. The equity collar agreements expire in 2003.

The Company's exposure to credit risk is the risk of loss from counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

NOTE 11--LEASES

The Company leases office space and furniture and equipment under various operating leases including furniture and equipment leased under a series of sales-leaseback agreements with a nonaffiliated organization. Rental expense for all operating leases totaled $24.3 million in 1999 and $26.2 million in 1998. Future minimum rental commitments under noncancellable operating leases for office space and furniture and equipment are as follows:


                                                 December 31, 1999
                                                -------------------
                                                   (In millions)
2000  . . . . . . . . . . . . . . . . . . . .          $19.1
2001  . . . . . . . . . . . . . . . . . . . .           15.9
2002  . . . . . . . . . . . . . . . . . . . .           12.8
2003  . . . . . . . . . . . . . . . . . . . .            8.9
2004  . . . . . . . . . . . . . . . . . . . .            5.3
Thereafter  . . . . . . . . . . . . . . . . .            7.0
                                                       -----
Total minimum payments  . . . . . . . . . . .          $69.0
                                                       =====

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 12--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:


                                                  December 31, 1999   Percent
                                                  -----------------  ----------
                                                    (In millions)
Subject to discretionary withdrawal (with
 adjustment):
  With market value adjustment  . . . . . . . . .    $ 1,126.3           2.8%
  At book value less surrender charge . . . . . .      2,845.0           7.1
                                                     ---------         -----
  Total with adjustment . . . . . . . . . . . . .      3,971.3           9.9
  Subject to discretionary withdrawal (without
    adjustment) at book
    value . . . . . . . . . . . . . . . . . . . .      1,535.8           3.8
  Subject to discretionary withdrawal--separate
    accounts. . . . . . . . . . . . . . . . . . .     14,287.3          35.4
Not subject to discretionary withdrawal:
  General account . . . . . . . . . . . . . . . .     19,320.6          48.0
  Separate accounts . . . . . . . . . . . . . . .      1,175.7           2.9
                                                     ---------         -----
Total annuity reserves, deposit fund liabilities
 and separate accounts--before reinsurance. . . .     40,290.7         100.0%
                                                                       =====
Less reinsurance ceded  . . . . . . . . . . . . .         (0.1)
                                                     ---------
Net annuity reserves, deposit fund liabilities
 and separate accounts  . . . . . . . . . . . . .    $40,290.6
                                                     =========



Any liquidation costs associated with the $14.3 billion of separate accounts subject to discretionary withdrawal are sustained by the separate account contractholders and not by the general account.

NOTE 13--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds, preferred and common stocks, and other invested assets and issue real estate mortgages totaling $706.7 million, $6.0 million, $281.1 million and $194.6 million, respectively, at December 31, 1999. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the credit worthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair value of the commitments described above is $1.2 billion at December 31, 1999. The majority of these commitments expire in 2000.

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal National Mortgage Association (FNMA). Under the agreement, the Company sold $532.8 million of commercial mortgage loans and acquired an equivalent amount of FNMA securities. The Company completed similar transactions with FNMA in 1991 for $1.042 billion and in 1993 for $71.9 million. FNMA is guarantying the full face value of the bonds of the three transactions to the bondholders. However, the Company has agreed to absorb the first 12.25% of the principal and interest losses (less buy-backs) for the pools of loans involved in the three transactions, based on the total outstanding principal balance of $1.036 billion as of July 1, 1996, but is not required to commit collateral to support this loss contingency. At December 31, 1999, the aggregate outstanding principal balance of all the remaining pools of loans from 1991, 1993, and 1996 was $493.4 million.

Historically, the Company has experienced losses of less than one percent on its multi-family mortgage portfolio. Mortgage loan buy-backs required by the FNMA in 1999 and 1998 amounted to $3.4 million and $4.6 million, respectively.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal Home Loan Mortgage Corporation (FHLMC). Under the agreement, the Company sold $535.3 million of multi-family loans and acquired an equivalent amount of FHLMC securities. FHLMC is guarantying the full face value of the bonds to the bondholders. However, the Company has agreed to absorb the first 10.5% of original principal and interest losses (less buy-backs) for the pool of loans involved but is not required to commit collateral to support this loss contingency. Historically, the Company has experienced total losses of less than one percent on its multi-family loan portfolio. At December 31, 1999, the aggregate outstanding principal balance of the pools of loans was $365.2 million. There were no mortgage loans buy-backs in 1999 and 1998.

The Company has a support agreement with Variable Life under which the Company agrees to continue directly or indirectly to own all of Variable Life's common stock and maintain Variable Life's net worth at not less than $1 million.

The Company has a support agreement with John Hancock Capital Corporation
(JHCC), a non-consolidated wholly-owned subsidiary, under which the Company agrees to continue directly or indirectly to own all of JHCC's common stock and maintain JHCC's net worth at not less than $1 million. JHCC's outstanding borrowings as of December 31, 1999 were $380.6 million for short-term borrowings and $163.0 million for notes payable.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies' amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The reserve held in connection with the settlement to provide relief to class members and for legal and administrative costs associated with the settlement amounted to $322.8 million and $283.8 million at December 31, 1999 and 1998, respectively. Costs incurred related to the settlement were $91.1 million and $150.0 million in 1999 and 1998, respectively, which were charged directly to policyholders' contingency reserves. The estimated reserve is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

During 1999, the Company transferred $194.9 million of reserves related to the settlement to Variable Life representing Variable Life's share of the settlement. The Company also contributed $194.9 million of capital to Variable Life during 1999. If Variable Life's share of the settlement increases, the Company will contribute additional capital to Variable Life so that Variable Life's total stockholder's equity would not be impacted.

During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. The Company will continue to update its estimate of the final cost of the settlement as the claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated.

NOTE 14--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                  December 31
                                 -----------------------------------------------
                                         1999                    1998
                                 --------------------   ------------------------
                                 Carrying     Fair      Carrying       Fair
                                  Amount      Value      Amount        Value
                                 ---------  ----------  ----------  ------------
                                                 (In millions)
Assets
  Bonds--Note 6 . . . . . . . .  $26,188.1  $25,708.3   $23,353.0    $24,839.3
  Preferred stocks--Note 6  . .      926.6      926.7       844.7        832.4
  Common stocks--Note 6 . . . .      458.4      458.4       269.3        269.3
  Mortgage loans on real
    estate--Note 6  . . . . . .    9,165.9    9,009.5     8,223.7      8,619.7
  Policy loans--Note 1  . . . .    1,577.8    1,577.8     1,573.8      1,573.8
  Cash and cash
    equivalents--Note 1 . . . .    1,160.6    1,160.6     1,348.9      1,348.9
Liabilities
  Guaranteed investment
    contracts--Note 1 . . . . .   13,111.6   12,617.2    12,666.9     12,599.7
  Fixed rate deferred and
    immediate annuities--Note
    1 . . . . . . . . . . . . .    4,685.7    4,656.9     4,375.0      4,412.2
  Supplementary contracts
    without life
    contingencies--
    Note 1  . . . . . . . . . .       55.7       55.7        42.7         44.7
Derivatives assets
 (liabilities) relating
 to:--Note 10
  Futures contracts . . . . . .       30.6       30.6        (3.4)        (3.4)
  Interest rate swaps . . . . .         --      (27.2)         --       (159.1)
  Currency rate swaps . . . . .         --      (44.8)         --         16.2
  Interest rate caps  . . . . .        0.2        0.2         0.4          0.4
  Interest rate floors  . . . .        0.1        0.1         0.7          0.7
  Equity collar agreements  . .       53.0       53.0        28.6         28.6
Commitments--Note 13  . . . . .         --    1,195.0          --      1,114.2

The carrying amounts in the table are included in the statutory-basis statements of financial position. The methods and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 15--SUBSEQUENT EVENTS

 Reorganization and Initial Public Offering

Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, the Company converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. All policyholder membership interests in the Company were extinguished on that date and eligible policyholders of the Company received, in the aggregate, approximately 212.8 million shares of common stock, $1,438.7 million of cash and $43.7 million policy credits as compensation. In connection with the reorganization, the Company changed its name to John Hancock Life Insurance Company.

In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share. Net proceeds from the offering were $1,657.7 million, of which $105.7 million was retained by John Hancock Financial Services, Inc. and $1,552.0 million was contributed to the Company.

 Establishment of the Closed Block

Under the Plan of Reorganization, effective February 1, 2000, the Company created a closed block for the benefit of policies included therein. The policies included in the closed block are individual and joint traditional whole life insurance policies of the Company that are paying or are expected to pay dividends, and individual term life insurance policies that were in force on February 1, 2000. The purpose of the closed block is to protect the policy dividend expectations of these policies after the demutualization. Unless the Commonwealth of Massachusetts Commissioner of Insurance and, in certain circumstances, the New York Superintendent of Insurance consents to an earlier termination, the closed block will continue in effect until the date none of such policies is in force.

 Acquisition of Long-Term Care Business

On January 3, 2000, the Company signed an agreement to purchase the individual long-term care insurance business of Fortis, Inc. ("Fortis"). The business to be acquired had earned premiums of approximately $124.4 million in 1999 and included approximately 97,000 policies in force as of December 31, 1999. During 1999 the Company's individual long-term care earned premium was $177.3 million and approximately 164,000 individual long-term care policies were in force.

NOTE 16--IMPACT OF YEAR 2000 (UNAUDITED)

By late 1999, the Company completed its Year 2000 readiness plan to address issues that could result from computer programs being written using two digits to define the applicable year rather than four to define the applicable year and century. As a result the Company prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to its mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, the Company implemented and monitored its millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

Since January 3, 2000, the Company's information systems, including its mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on its operations, have functioned properly. In addition, the Company has not experienced any significant Year 2000 issues related to interactions with its material business partners. The Company has experienced no disruption in its ability to process claims, update customer accounts, process financial transactions, report accurate data to management and no business interruptions due to Year 2000 issues. While the Company continues to monitor its systems, and those of its material business partners closely to ensure that no unexpected Year 2000 issues develop, the Company has no reason to expect any such issues.

The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, the Company has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, the Company incurred and expensed approximately $47.0 million in external costs for the project. The estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project, internal and external, is approximately $70 to $72.5 million. The Company's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Contractowners of
John Hancock Variable Annuity Account U
   of John Hancock Mutual Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account U (the Account) (comprising, respectively, the Large Cap Growth Subaccount, Sovereign Bond Subaccount, International Equity Index Subaccount, Small Cap Growth Subaccount, International Balanced Subaccount, Mid Cap Growth Subaccount, Large Cap Value Subaccount, Money Market Subaccount, Mid Cap Value Subaccount, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth) Subaccount, Real Estate Equity Subaccount, Growth & Income Subaccount, Managed Subaccount, Short-Term Bond Subaccount, Small Cap Value Subaccount, International Opportunities Subaccount, Equity Index Subaccount, Global Bond (formerly Strategic Bond) Subaccount, Emerging Markets Equity Subaccount, Global Equity Subaccount, Bond Index Subaccount, Small/Mid Cap CORE Subaccount and High Yield Bond Subaccount) as of December 31, 1999, the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account U at December 31, 1999, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with generally accepted in the United States.


                                                               ERNST & YOUNG LLP
Boston, Massachusetts
February 11, 2000

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999


                         LARGE CAP     SOVEREIGN    INTERNATIONAL    SMALL CAP
                           GROWTH         BOND      EQUITY INDEX      GROWTH
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------  ------------  -------------  -------------
ASSETS
Cash  . . . . . . . . . $     93,635  $     57,128   $    16,249    $     5,255
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I,
 at value . . . . . . .  352,430,188   233,613,865    62,241,798     21,548,601
Receivable from John
 Hancock Variable
 Series Trust I . . . .      443,355       240,614        33,127        103,049
                        ------------  ------------   -----------    -----------
Total assets  . . . . .  352,967,178   233,911,607    62,291,174     21,656,905
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  . .      429,956       232,452        30,764        102,255
Asset charges payable        107,034        65,290        18,611          6,049
                        ------------  ------------   -----------    -----------
Total liabilities . . .      536,990       297,742        49,375        108,304
                        ------------  ------------   -----------    -----------
Net assets  . . . . . . $352,430,188  $233,613,865   $62,241,799    $21,548,601
                        ============  ============   ===========    ===========





                          INTERNATIONAL    MID CAP    LARGE CAP       MONEY
                            BALANCED       GROWTH       VALUE        MARKET
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                          -------------  -----------  ----------  -------------
ASSETS
Cash  . . . . . . . . . .  $      346    $    16,090  $    2,507   $    13,810
Investment in shares of
 portfolios of John
 Hancock Variable Series
 Trust I,
 at value . . . . . . . .   1,324,712     63,340,695   9,634,402    95,786,161
Receivable from John
 Hancock Variable Series
 Trust I  . . . . . . . .         767        277,497       9,525       613,788
                           ----------    -----------  ----------   -----------
Total assets  . . . . . .   1,325,825     63,634,282   9,646,434    96,413,759
LIABILITIES
Payable to John Hancock
 Mutual Life Insurance
 Company. . . . . . . . .         717        275,136       9,166       610,351
Asset charges payable . .         396         18,451       2,866        17,248
                           ----------    -----------  ----------   -----------
Total liabilities . . . .       1,113        293,587      12,032       627,599
                           ----------    -----------  ----------   -----------
Net assets  . . . . . . .  $1,324,712    $63,340,695  $9,634,402   $95,786,160
                           ==========    ===========  ==========   ===========



See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                               DECEMBER 31, 1999


                                     MID CAP       SMALL/MID CAP  REAL ESTATE      GROWTH &
                                      VALUE           GROWTH        EQUITY          INCOME
                                   SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                -----------------  -------------  -----------  ----------------
ASSETS
Cash  . . . . . . . . . . .     $           1,622   $     5,922   $    12,213   $      251,098
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . . . . .             6,225,920    22,609,200    46,747,423    1,038,097,002
Receivable from John
 Hancock Variable
 Series Trust I . . . . . .                 4,052       104,210         6,135        1,103,414
                                -----------------   -----------   -----------   --------------
Total assets  . . . . . . .             6,231,594    22,719,332    46,765,771    1,039,451,514
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  . . . .                 3,819       103,351         4,362        1,067,511
Asset charges payable . . .                 1,855         6,781        13,986          287,000
                                -----------------   -----------   -----------   --------------
Total liabilities . . . . .                 5,674       110,132        18,348        1,354,511
                                -----------------   -----------   -----------   --------------
Net assets  . . . . . . . .     $       6,225,920   $22,609,200   $46,747,423   $1,038,097,003
                                =================   ===========   ===========   ==============

                                                SHORT-TERM  SMALL CAP    INTERNATIONAL
                                   MANAGED         BOND       VALUE      OPPORTUNITIES
                                  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                --------------  ----------  ----------  ---------------
ASSETS
Cash  . . . . . . . . . . .     $      342,731  $    2,501  $    1,523    $    1,362
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . . . . .      1,284,439,048   9,430,001   5,957,625     5,279,440
Receivable from John
 Hancock Variable
 Series Trust I . . . . . .            395,007         878      30,843           252
                                --------------  ----------  ----------    ----------
Total assets  . . . . . . .      1,285,176,786   9,433,380   5,989,991     5,281,054
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  . . . .            346,069         520      30,621            52
Asset charges payable . . .            391,670       2,859       1,745         1,562
                                --------------  ----------  ----------    ----------
Total liabilities . . . . .            737,739       3,379      32,366         1,614
                                --------------  ----------  ----------    ----------
Net assets  . . . . . . . .     $1,284,439,047  $9,430,001  $5,957,625    $5,279,440
                                ==============  ==========  ==========    ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                               DECEMBER 31, 1999


                                  EQUITY       GLOBAL       EMERGING
                                   INDEX        BOND     MARKETS EQUITY   GLOBAL EQUITY
                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                -----------  ----------  --------------  ---------------
ASSETS
Cash  . . . . . . . . . . .     $     9,690  $    1,149    $      758       $    133
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I,
 at value . . . . . . . . .      37,183,883   4,350,105     3,313,388        530,171
Receivable from John
 Hancock Variable
 Series Trust I . . . . . .         125,859      20,691       400,148          5,365
                                -----------  ----------    ----------       --------
Total assets  . . . . . . .      37,319,432   4,371,945     3,714,294        535,669
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  . . . .         124,450      20,528       400,040          5,345
Asset charges payable . . .          11,098       1,313           866            153
                                -----------  ----------    ----------       --------
Total liabilities . . . . .         135,548      21,841       400,906          5,498
                                -----------  ----------    ----------       --------
Net assets  . . . . . . . .     $37,183,884  $4,350,104    $3,313,388       $530,171
                                ===========  ==========    ==========       ========

                                                       SMALL/MID    HIGH YIELD
                                           BOND INDEX   CAP CORE       BOND
                                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                           ----------  ----------  ------------
ASSETS
Cash . . . . . . . . . . . . . . . . . .    $     75    $     34     $    155
Investment in shares of portfolios of
 John Hancock Variable Series Trust I,
 at value  . . . . . . . . . . . . . . .     295,114     136,146      588,027
Receivable from John Hancock Variable
 Series Trust I  . . . . . . . . . . . .          11      16,206           22
                                            --------    --------     --------
Total assets . . . . . . . . . . . . . .     295,200     152,386      588,204
LIABILITIES
Payable to John Hancock Mutual Life
 Insurance Company . . . . . . . . . . .          --      16,202           --
Asset charges payable  . . . . . . . . .          86          38          178
                                            --------    --------     --------
Total liabilities  . . . . . . . . . . .          86      16,240          178
                                            --------    --------     --------
Net assets . . . . . . . . . . . . . . .    $295,114    $136,146     $588,026
                                            ========    ========     ========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999


                                                     LARGE CAP     SOVEREIGN     INTERNATIONAL   SMALL CAP
                                                      GROWTH          BOND       EQUITY INDEX      GROWTH
                                                    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                    ------------  -------------  -------------  ------------
Investment income:
 Distributions received from the
  portfolios of John Hancock Variable
  Series Trust I . . . . . . . . . . . . . . .      $54,486,126   $ 18,930,329    $ 2,024,756    $2,545,441
Expenses:
 Mortality and expense risks . . . . . . . . .        4,515,637      3,297,101        758,430       165,804
                                                    -----------   ------------    -----------    ----------
Net investment income. . . . . . . . . . . . .       49,970,489     15,633,228      1,266,326     2,379,637
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss). . . . . . . . . . .       19,920,990     (1,511,015)     1,290,069     1,146,721
 Net unrealized appreciation (depreciation)
  during the year. . . . . . . . . . . . . . .       (3,444,964)   (20,005,513)    11,862,899     4,105,638
                                                    -----------   ------------    -----------    ----------
Net realized and unrealized gain
 (loss) on investments . . . . . . . . . . . .       16,476,026    (21,516,528)    13,152,968     5,252,359
                                                    -----------   ------------    -----------    ----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . . .      $66,446,515   $ (5,883,300)   $14,419,294    $7,631,996
                                                    ===========   ============    ===========    ==========

                                                    INTERNATIONAL    MID CAP     LARGE CAP       MONEY
                                                      BALANCED       GROWTH        VALUE         MARKET
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                    -------------  -----------  ------------  ------------
Investment income:
 Distributions received from the portfolios
  of John Hancock Variable Series Trust I  . .         $114,233    $ 6,634,458  $   669,175    $3,980,330
Expenses:
 Mortality and expense risks . . . . . . . . .           19,450        365,080      139,808     1,047,456
                                                       --------    -----------  -----------    ----------
Net investment income. . . . . . . . . . . . .           94,783      6,269,378      529,367     2,932,874
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain . . . . . . . . . . . . . .           21,897      2,939,455    1,106,093            --
 Net unrealized appreciation (depreciation)
  during the year. . . . . . . . . . . . . . .          (71,337)    17,963,888   (1,506,045)           --
                                                       --------    -----------  -----------    ----------
Net realized and unrealized gain (loss) on
  investments. . . . . . . . . . . . . . . . .          (49,440)    20,903,343     (399,952)           --
                                                       --------    -----------  -----------    ----------
Net increase in net assets resulting from
 operations. . . . . . . . . . . . . . . . . .         $ 45,343    $27,172,721  $   129,415    $2,932,874
                                                       ========    ===========  ===========    ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                          YEAR ENDED DECEMBER 31, 1999


                                                         MID CAP      SMALL/MID CAP   REAL ESTATE      GROWTH &
                                                          VALUE           GROWTH         EQUITY         INCOME
                                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -------------  --------------  ------------  ---------------
Investment income:
 Distributions received from the portfolios of
  John Hancock Variable Series Trust I . . . .         $     45,057    $ 3,537,030    $ 3,524,359    $119,359,343
Expenses:
 Mortality and expense risks . . . . . . . . .               97,691        351,997        764,984      12,853,431
                                                       ------------    -----------    -----------    ------------
Net investment income (loss) . . . . . . . . .              (52,634)     3,185,033      2,759,375     106,505,912
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss). . . . . . . . . . .             (841,005)       486,820         29,474      53,547,849
 Net unrealized appreciation (depreciation)
  during the year. . . . . . . . . . . . . . .            1,099,061     (2,857,487)    (4,558,409)    (20,496,572)
                                                       ------------    -----------    -----------    ------------
Net realized and unrealized gain (loss) on
  investments. . . . . . . . . . . . . . . . .              258,056     (2,370,667)    (4,528,935)     33,051,277
                                                       ------------    -----------    -----------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . . .         $    205,422    $   814,366    $(1,769,560)   $139,557,189
                                                       ============    ===========    ===========    ============





                                                                      SHORT-TERM  SMALL CAP    INTERNATIONAL
                                                         MANAGED         BOND       VALUE      OPPORTUNITIES
                                                        SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                                       -------------  ----------  ----------  ---------------
Investment income:
 Distributions received from the portfolios of
  John Hancock Variable Series Trust I . . . .         $123,803,184   $ 633,496   $ 143,330     $  357,134
Expenses:
 Mortality and expense risks . . . . . . . . .           18,292,217     140,934      87,782         60,139
                                                       ------------   ---------   ---------     ----------
Net investment income. . . . . . . . . . . . .          105,510,967     492,562      55,548        296,995
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss). . . . . . . . . . .           38,904,825    (156,229)   (558,358)       171,907
 Net unrealized appreciation (depreciation)
  during the year. . . . . . . . . . . . . . .          (49,231,187)   (188,569)    131,518        792,914
                                                       ------------   ---------   ---------     ----------
Net realized and unrealized gain (loss) on
  investments. . . . . . . . . . . . . . . . .          (10,326,362)   (344,798)   (426,840)       964,821
                                                       ------------   ---------   ---------     ----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . . .         $ 95,184,605   $ 147,764   $(371,292)    $1,261,816
                                                       ============   =========   =========     ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                          YEAR ENDED DECEMBER 31, 1999


                                                         EQUITY      GLOBAL       EMERGING
                                                         INDEX        BOND     MARKETS EQUITY   GLOBAL EQUITY
                                                       SUBACCOUNT  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                       ----------  ----------  --------------  ---------------
Investment income:
 Distributions received from the portfolios of
  John Hancock Variable Series Trust I . . . .         $1,595,623  $ 301,616     $  111,088       $ 2,053
Expenses:
 Mortality and expense risks . . . . . . . . .            438,589     79,675         18,110         2,220
                                                       ----------  ---------     ----------       -------
Net investment income (loss) . . . . . . . . .          1,157,034    221,941         92,978          (167)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss). . . . . . . . . . .          2,844,802    (91,171)       374,074         4,949
 Net unrealized appreciation (depreciation)
  during the year. . . . . . . . . . . . . . .          1,736,131   (335,578)       614,528        55,890
                                                       ----------  ---------     ----------       -------
Net realized and unrealized gain (loss) on
  investments                                           4,580,933   (426,749)       988,602        60,839
                                                       ----------  ---------     ----------       -------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . . .         $5,737,967  $(204,808)    $1,081,580       $60,672
                                                       ==========  =========     ==========       =======

                                                                                 SMALL/MID    HIGH YIELD
                                                                     BOND INDEX   CAP CORE       BOND
                                                                     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                                     ----------  ----------  ------------
Investment income:
 Distributions received from the portfolios of John Hancock
  Variable Series Trust I . . . . . . . . . . . . . . . . . . .       $ 21,398     $11,432      $14,029
Expenses:
 Mortality and expense risks. . . . . . . . . . . . . . . . . .          4,124         779        2,428
                                                                      --------     -------      -------
Net investment income . . . . . . . . . . . . . . . . . . . . .         17,274      10,653       11,601
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) . . . . . . . . . . . . . . . . . . .        (13,991)      2,806         (674)
 Net unrealized appreciation (depreciation) during the year . .        (11,138)     (1,161)       1,864
                                                                      --------     -------      -------
Net realized and unrealized gain (loss) on investments  . . . .        (25,129)      1,645        1,190
                                                                      --------     -------      -------
Net increase (decrease) in net assets resulting from
  operations. . . . . . . . . . . . . . . . . . . . . . . . . .       $ (7,855)    $12,298      $12,791
                                                                      ========     =======      =======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      STATEMENTS OF CHANGES IN NET ASSETS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                              LARGE CAP GROWTH               SOVEREIGN BOND             INTERNATIONAL EQUITY
                                                 SUBACCOUNT                    SUBACCOUNT                 INDEX SUBACCOUNT
                                         ---------------------------   ---------------------------   ----------------------------
                                             1999           1998           1999           1998           1999            1998
                                         -------------  ------------   -------------  ------------   -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $ 49,970,489   $ 27,191,425   $ 15,633,228   $ 19,383,983   $  1,266,326    $  7,756,221
 Net realized gain (loss)  . . . . . .     19,920,990      9,023,907     (1,511,015)     1,608,419      1,290,069         519,894
 Net unrealized appreciation
  (depreciation) during the period . .     (3,444,964)    50,986,447    (20,005,513)    (2,353,679)    11,862,899       1,182,290
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     66,446,515     87,201,779     (5,883,300)    18,638,723     14,419,294       9,458,405
From contractowner transactions:
 Net premiums from contractowners  . .     30,033,070     25,254,201      8,623,900     23,446,904      9,347,287       2,985,355
 Net benefits to contractowners  . . .    (60,365,166)   (36,707,482)   (50,094,581)   (45,255,823)   (16,543,791)    (11,327,940)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net decrease in net assets from
 contractowner transactions  . . . . .    (30,332,096)   (11,453,281)   (41,470,681)   (21,808,919)    (7,196,504)     (8,342,585)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets      36,114,419     75,748,498    (47,353,981)    (3,170,196)     7,222,790       1,115,820
Net assets at beginning of period  . .    316,315,769    240,567,271    280,967,846    284,138,042     55,019,009      53,903,189
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period  . . . . .   $352,430,188   $316,315,769   $233,613,865   $280,967,846   $ 62,241,799    $ 55,019,009
                                         ============   ============   ============   ============   ============    ============


                                                    SMALL CAP GROWTH        INTERNATIONAL BALANCED          MID CAP GROWTH
                                                       SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                                -------------------------   -----------------------   ---------------------------
                                                   1999          1998          1999         1998          1999           1998
                                                ------------  -----------   -----------  ----------   -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . .   $ 2,379,637   $  (130,657)  $   94,783   $   93,932   $  6,269,378    $   745,382
 Net realized gain  . . . . . . . . . . . . .     1,146,721       804,150       21,897       51,929      2,939,455        961,578
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . .     4,105,638       820,136      (71,337)     118,489     17,963,888        745,129
                                                -----------   -----------   ----------   ----------   ------------   ------------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . .     7,631,996     1,493,629       45,343      264,350     27,172,721      2,452,089
From contractowner transactions:
 Net premiums from contractowners . . . . . .    11,757,051     6,138,289      292,255      382,914     39,968,572      6,205,946
 Net benefits to contractowners . . . . . . .    (7,769,383)   (7,977,696)    (592,333)    (898,670)   (13,353,850)    (4,406,219)
                                                -----------   -----------   ----------   ----------   ------------    -----------
Net increase (decrease) in net assets from
 contractowner transactions . . . . . . . . .     3,987,668    (1,839,407)    (300,078)    (515,756)    26,614,722      1,799,727
                                                -----------   -----------   ----------   ----------   ------------    -----------
Net increase (decrease) in net assets . . . .    11,619,664      (345,778)    (254,735)    (251,406)    53,787,443      4,251,816
Net assets at beginning of period . . . . . .     9,928,937    10,274,715    1,579,447    1,830,853      9,553,252      5,301,436
                                                -----------   -----------   ----------   ----------   ------------    -----------
Net assets at end of period . . . . . . . . .   $21,548,601   $ 9,928,937   $1,324,712   $1,579,447   $ 63,340,695    $ 9,553,252
                                                ===========   ===========   ==========   ==========   ============    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                           LARGE CAP VALUE                MONEY MARKET                    MID CAP VALUE
                                             SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                     ---------------------------   ---------------------------   --------------------------------
                                         1999           1998           1999           1998           1999              1998
                                     -------------  ------------   -------------  ------------   --------------  ----------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)  . .   $    529,367   $    408,130   $  2,932,874   $  2,545,216   $     (52,634)   $       (65,591)
 Net realized gain (loss)  . . . .      1,106,093        559,557             --             --        (841,005)           105,604
 Net unrealized appreciation
  (depreciation) during the period     (1,506,045)      (303,867)            --             --       1,099,061         (1,627,787)
                                     ------------   ------------   ------------   ------------   -------------    ---------------
Net increase (decrease) in net
 assets resulting from operations         129,415        663,820      2,932,874      2,545,216         205,422         (1,587,774)
From contractowner transactions:
 Net premiums from contractowners       8,634,490      3,404,616     98,346,014     75,350,823       1,135,832          6,100,376
 Net benefits to contractowners. .     (9,024,265)    (2,750,453)   (83,092,604)   (59,496,549)     (3,909,567)        (5,976,485)
                                     ------------   ------------   ------------   ------------   -------------    ---------------
Net increase (decrease) in net
 assets from contractowner
 transactions. . . . . . . . . . .       (389,775)       654,163     15,253,410     15,854,274      (2,773,735)           123,891
                                     ------------   ------------   ------------   ------------   -------------    ---------------
Net increase (decrease) in net
 assets. . . . . . . . . . . . . .       (260,360)     1,317,983     18,186,284     18,399,490      (2,568,313)        (1,463,883)
Net assets at beginning of period       9,894,762      8,576,779     77,599,876     59,200,386       8,794,233         10,258,116
                                     ------------   ------------   ------------   ------------   -------------    ---------------
Net assets at end of period  . . .   $  9,634,402   $  9,894,762   $ 95,786,160   $ 77,599,876   $   6,225,920    $     8,794,233
                                     ============   ============   ============   ============   =============    ===============

                                            SMALL/MID CAP              REAL ESTATE EQUITY                GROWTH & INCOME
                                          GROWTH SUBACCOUNT                SUBACCOUNT                      SUBACCOUNT
                                     ---------------------------   ---------------------------   --------------------------------
                                         1999           1998           1999           1998            1999              1998
                                     -------------  ------------   -------------  ------------   ---------------  ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income . . . . . .   $  3,185,033   $    117,693   $  2,759,375   $  3,525,479   $  106,505,912    $   87,228,519
 Net realized gain . . . . . . . .        486,820        944,965         29,474      2,853,085       53,547,849        40,149,891
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . . .     (2,857,487)       111,932     (4,558,409)   (22,556,848)     (20,496,572)      102,498,346
                                     ------------   ------------   ------------   ------------   --------------    --------------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . . . .        814,366      1,174,590     (1,769,560)   (16,178,284)     139,557,189       229,876,756
From contractowner transactions:
 Net premiums from
  contractowners . . . . . . . . .      3,441,883      1,875,041      1,759,211      3,206,985       38,650,575        45,333,968
 Net benefits to contractowners. .    (11,822,060)   (10,699,139)   (17,747,215)   (20,086,827)    (141,058,513)     (119,639,452)
                                     ------------   ------------   ------------   ------------   --------------    --------------
Net decrease in net assets from
 contractowner transactions. . . .     (8,380,177)    (8,824,098)   (15,988,004)   (16,879,842)    (102,407,938)      (74,305,484)
                                     ------------   ------------   ------------   ------------   --------------    --------------
Net increase (decrease) in net
 assets. . . . . . . . . . . . . .     (7,565,811)    (7,649,508)   (17,757,564)   (33,058,126)      37,149,251       155,571,272
Net assets at beginning of period      30,175,011     37,824,519     64,504,987     97,563,113    1,000,947,752       845,376,480
                                     ------------   ------------   ------------   ------------   --------------    --------------
Net assets at end of period  . . .   $ 22,609,200   $ 30,175,011   $ 46,747,423   $ 64,504,987   $1,038,097,003    $1,000,947,752
                                     ============   ============   ============   ============   ==============    ==============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                                              SHORT-TERM BOND              SMALL CAP VALUE
                                             MANAGED SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                       -------------------------------   ---------------------------   --------------------------
                                            1999             1998            1999           1998          1999           1998
                                       ---------------  ---------------  -------------  -------------  ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)  . . .   $  105,510,967   $  112,285,168   $    492,562   $    428,021   $    55,548    $   (63,213)
 Net realized gain (loss)  . . . . .       38,904,825       27,895,126       (156,229)        31,379      (558,358)       122,977
 Net unrealized appreciation
  (depreciation) during the period .      (49,231,187)      82,785,078       (188,569)       (81,976)      131,518       (869,828)
                                       --------------   --------------   ------------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . .       95,184,605      222,965,372        147,764        377,424      (371,292)      (810,064)
From contractowner transactions:
 Net premiums from contractowners  .       31,930,380       40,011,484      4,802,007     11,757,019     2,107,097      4,654,942
 Net benefits to contractowners  . .     (199,638,746)    (167,062,420)    (6,460,778)    (7,702,159)   (3,326,400)    (3,535,299)
                                       --------------   --------------   ------------   ------------   -----------    -----------
Net increase (decrease) in net assets
 from contractowner transactions . .     (167,708,366)    (127,050,936)    (1,658,771)     4,054,860    (1,219,303)     1,119,643
                                       --------------   --------------   ------------   ------------   -----------    -----------
Net increase (decrease) in net assets     (72,523,761)      95,914,436     (1,511,007)     4,432,284    (1,590,595)       309,579
Net assets at beginning of period  .    1,356,962,808    1,261,048,372     10,941,008      6,508,724     7,548,220      7,238,641
                                       --------------   --------------   ------------   ------------   -----------    -----------
Net assets at end of period  . . . .   $1,284,439,047   $1,356,962,808   $  9,430,001   $ 10,941,008   $ 5,957,625    $ 7,548,220
                                       ==============   ==============   ============   ============   ===========    ===========





                                           INTERNATIONAL OPPORTUNITIES          EQUITY INDEX                 GLOBAL BOND
                                                   SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                           ----------------------------  ---------------------------   --------------------------
                                               1999           1998           1999           1998          1999           1998
                                           -------------  -------------  -------------  -------------  ------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . . .   $   296,995    $   (20,289)   $  1,157,034   $    434,639   $   221,941    $   247,291
 Net realized gain (loss)  . . . . . . .       171,907        179,802       2,844,802      2,604,544       (91,171)       116,276
 Net unrealized appreciation
  (depreciation) during the period . . .       792,914        335,531       1,736,131      2,092,450      (335,578)        (5,099)
                                           -----------    -----------    ------------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . .     1,261,816        495,044       5,737,967      5,131,633      (204,808)       358,468
From contractowner transactions:
 Net premiums from contractowners  . . .     1,210,088      2,500,004      19,934,330     15,404,918     2,103,632      9,259,189
 Net benefits to contractowners  . . . .    (1,333,832)    (2,274,545)    (14,330,381)   (11,721,106)   (5,298,907)    (5,006,441)
                                           -----------    -----------    ------------   ------------   -----------    -----------
Net increase (decrease) in net assets
 from contractowner transactions . . . .      (123,744)       225,459       5,603,949      3,683,812    (3,195,275)     4,252,748
                                           -----------    -----------    ------------   ------------   -----------    -----------
Net increase (decrease) in net assets  .     1,138,072        720,503      11,341,916      8,815,445    (3,400,083)     4,611,216
Net assets at beginning of period  . . .     4,141,368      3,420,865      25,841,968     17,026,523     7,750,187      3,138,971
                                           -----------    -----------    ------------   ------------   -----------    -----------
Net assets at end of period  . . . . . .   $ 5,279,440    $ 4,141,368    $ 37,183,884   $ 25,841,968   $ 4,350,104    $ 7,750,187
                                           ===========    ===========    ============   ============   ===========    ===========



See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      YEARS AND PERIODS ENDED DECEMBER 31,


                         EMERGING MARKETS           GLOBAL             BOND INDEX
                         EQUITY SUBACCOUNT    EQUITY SUBACCOUNT        SUBACCOUNT
                        --------------------  ------------------   -------------------
                           1999       1998*     1999       1998*     1999       1998*
                        ------------  ------  ----------  -------  ----------  -------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $    92,978   $    1  $   (167)   $    3   $  17,274    $   16
 Net realized gain
  (loss). . . . . . .       374,074       --     4,949        --     (13,991)       --
 Net unrealized
  appreciation
  (depreciation)
  during the period .       614,528       27    55,890       114     (11,138)      (21)
                        -----------   ------  --------    ------   ---------    ------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     1,081,580       28    60,672       117      (7,855)       (5)
From contractowner
 transactions:
 Net premiums from
  contractowners. . .     7,898,439    3,156   535,449     4,980     989,794     1,140
 Net benefits to
  contractowners. . .    (5,669,815)      --   (71,047)       --    (687,960)       --
                        -----------   ------  --------    ------   ---------    ------
Net increase in net
 assets from
 contractowner
 transactions . . . .     2,228,624    3,156   464,402     4,980     301,834     1,140
                        -----------   ------  --------    ------   ---------    ------
Net increase in net
 assets . . . . . . .     3,310,204    3,184   525,074     5,097     293,979     1,135
Net assets at
 beginning of period          3,184        0     5,097         0       1,135         0
                        -----------   ------  --------    ------   ---------    ------
Net assets at end of
 period . . . . . . .   $ 3,313,388   $3,184  $530,171    $5,097   $ 295,114    $1,135
                        ===========   ======  ========    ======   =========    ======





                                       SMALL/MID             HIGH YIELD
                                  CAP CORE SUBACCOUNT     BOND SUBACCOUNT
                                  --------------------  --------------------
                                    1999       1998*      1999        1998*
                                  ----------  --------  ----------  -----------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) .   $  10,653   $    (8)  $  11,601    $  1,307
 Net realized gain (loss) . . .       2,806        --        (674)         (1)
 Net unrealized appreciation
  (depreciation) during the
  period. . . . . . . . . . . .      (1,161)      906       1,864        (920)
                                  ---------   -------   ---------    --------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . . .      12,298       898      12,791         386
From contractowner transactions:
 Net premiums from
  contractowners. . . . . . . .     256,285    22,937     590,592     209,432
 Net benefits to contractowners    (156,272)       --    (225,175)         --
                                  ---------   -------   ---------    --------
Net increase (decrease) in net
 assets from contractowner
 transactions . . . . . . . . .     100,013    22,937     365,417     209,432
                                  ---------   -------   ---------    --------
Net increase (decrease) in net
 assets . . . . . . . . . . . .     112,311    23,835     378,208     209,818
Net assets at beginning of
 period . . . . . . . . . . . .      23,835         0     209,818           0
                                  ---------   -------   ---------    --------
Net assets at end of period . .   $ 136,146   $23,835   $ 588,026    $209,818
                                  =========   =======   =========    ========



---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1. ORGANIZATION

  John Hancock Variable Annuity Account U (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHMLICO. Currently, the Account funds the Accommodator, Independence and Company Class Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-three subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund). New subaccounts may be added as new Portfolios are added to the Fund or as other investment options are developed and made available to contractowners. The twenty-three Portfolios of the Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Portfolios. Each Portfolio has a different investment objective.

  The assets of the Account are the property of JHMLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHMLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund are valued at the reported net asset value of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHMLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHMLICO has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock does not make a charge for income or other taxes. JHMLICO retains the right to charge the Account for any federal income taxes arising from changes in the tax law. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

  JHMLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at an annual rate of 1.00% and 1.40% of net assets of the Accommodator and Independence Contracts, respectively.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

  JHMLICO makes certain other deductions from contractowner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases (Accommodator only) and the surrender fee and annual contract fee (Independence only), which are accounted for as a reduction of net assets resulting from contractowner transactions.

3. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund at December 31, 1999 were as follows:


         SUBACCOUNT                   SHARES OWNED       COST            VALUE
         ----------                   ------------  --------------  ----------------
Large Cap Growth  . . . . . . . .      12,894,249   $  254,142,803   $  352,430,188
Sovereign Bond  . . . . . . . . .      25,606,555      253,562,999      233,613,865
International Equity Index. . . .       3,168,341       50,228,027       62,241,798
Small Cap Growth  . . . . . . . .       1,127,287       16,118,996       21,548,601
International Balanced. . . . . .         123,743        1,324,358        1,324,712
Mid Cap Growth  . . . . . . . . .       2,167,031       43,930,343       63,340,695
Large Cap Value . . . . . . . . .         714,152       10,353,939        9,634,402
Money Market  . . . . . . . . . .       9,578,616       95,786,161       95,786,161
Mid Cap Value . . . . . . . . . .         487,283        6,757,626        6,225,920
Small/Mid Cap Growth  . . . . . .       1,610,920       24,998,397       22,609,200
Real Estate Equity  . . . . . . .       4,074,209       52,269,126       46,747,423
Growth & Income . . . . . . . . .      51,875,496      774,430,665    1,038,097,002
Managed . . . . . . . . . . . . .      83,144,721    1,136,120,908    1,284,439,048
Short-Term Bond . . . . . . . . .         969,977        9,704,731        9,430,001
Small Cap Value . . . . . . . . .         545,714        6,464,014        5,957,625
International Opportunities . . .         347,964        4,236,488        5,279,440
Equity Index  . . . . . . . . . .       1,817,573       31,247,178       37,183,883
Global Bond . . . . . . . . . . .         443,034        4,700,269        4,350,105
Emerging Markets Equity . . . . .         270,211        2,698,833        3,313,388
Global Equity . . . . . . . . . .          43,690          474,168          530,171
Bond Index  . . . . . . . . . . .          31,671          306,272          295,114
Small/Mid Cap CORE  . . . . . . .          13,870          136,401          136,146
High Yield Bond . . . . . . . . .       4,700,270          587,083          588,027

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund during 1999, were as follows:


             SUBACCOUNT                PURCHASES        SALES
             ----------               ------------  --------------
Large Cap Growth  . . . . . . . . .   $ 63,219,566   $ 43,581,174
Sovereign Bond  . . . . . . . . . .     20,796,206     46,633,660
International Equity Index  . . . .      8,659,887     14,590,066
Small Cap Growth  . . . . . . . . .     11,887,907      5,520,603
International Balanced  . . . . . .        421,641        626,936
Mid Cap Growth  . . . . . . . . . .     39,883,950      6,999,850
Large Cap Value . . . . . . . . . .      8,597,260      8,457,667
Money Market  . . . . . . . . . . .     61,432,921     43,246,637
Mid Cap Value . . . . . . . . . . .        737,739      3,564,107
Small/Mid Cap Growth  . . . . . . .      6,239,521     11,434,663
Real Estate Equity  . . . . . . . .      3,940,667     17,169,295
Growth & Income . . . . . . . . . .    122,230,717    118,132,745
Managed . . . . . . . . . . . . . .    123,806,178    186,003,575
Short-Term Bond . . . . . . . . . .      5,590,417      6,756,625
Small Cap Value . . . . . . . . . .      1,879,583      3,043,338
International Opportunities . . . .      1,740,309      1,567,058
Equity Index  . . . . . . . . . . .     16,476,117      9,715,134
Global Bond . . . . . . . . . . . .      1,993,701      4,967,034
Emerging Markets Equity . . . . . .      7,684,664      5,363,061
Global Equity . . . . . . . . . . .        520,776         56,541
Bond Index  . . . . . . . . . . . .        988,195        669,088
Small/Mid Cap CORE  . . . . . . . .        272,083        161,417
High Yield Bond . . . . . . . . . .        604,987        227,968

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

4. NET ASSETS

  Accumulation shares attributable to net assets of contractowners and accumulation share values for each subaccount at December 31, 1999 were as follows:


                                               ACCOMMODATOR                INDEPENDENCE               COMPANY CLASS
                                        --------------------------  --------------------------  ----------------------------
                                        ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
         SUBACCOUNT                        SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
         ----------                     ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth  . . . . . . . .          166,041      $ 54.85       7,030,041      $48.81            --             --
Sovereign Bond  . . . . . . . . .        1,417,799        51.00       8,802,346       18.25        12,030        $ 57.97
International Equity Index. . . .           70,792        23.68       2,919,820       20.74            --             --
Small Cap Growth  . . . . . . . .           45,485        21.38         976,604       21.07            --             --
International Balanced. . . . . .            6,274        13.10          96,279       12.91            --             --
Mid Cap Growth  . . . . . . . . .          115,765        35.07       1,715,355       34.56            --             --
Large Cap Value . . . . . . . . .           46,760        15.93         566,333       15.70            --             --
Money Market  . . . . . . . . . .          715,041        25.57       5,546,414       13.91        12,800          29.07
Mid Cap Value . . . . . . . . . .           22,937        13.86         432,569       13.66            --             --
Small/Mid Cap Growth  . . . . . .           40,532        12.33       1,174,407       18.83            --             --
Real Estate Equity  . . . . . . .           52,726        20.41       2,279,947       20.03            --             --
Growth & Income . . . . . . . . .        1,577,363       212.57      16,490,810       42.42        13,453         241.64
Managed . . . . . . . . . . . . .          762,902        30.96      45,116,830       27.95            --             --
Short-Term Bond . . . . . . . . .           32,859        11.65         730,824       12.38            --             --
Small Cap Value . . . . . . . . .           22,918        12.14         474,891       11.96            --             --
International Opportunities . . .            9,550        16.29         319,153       16.05            --             --
Equity Index  . . . . . . . . . .           70,252        22.74       1,587,799       22.41            --             --
Global Bond . . . . . . . . . . .           34,953        11.98         339,429       11.80            --             --
Emerging Markets Equity . . . . .           15,155        16.64         184,714       16.57            --             --
Global Equity . . . . . . . . . .              629        12.67          41,397       12.61            --             --
Bond Index  . . . . . . . . . . .            4,722         9.65          25,962        9.61            --             --
Small/Mid Cap CORE  . . . . . . .               --        12.77          10,709       12.71            --             --
High Yield Bond . . . . . . . . .            1,166        10.29          56,202       10.25            --             --



  The net assets attributable to JHMLICO, within the Company Class, represent JHMLICO's funds deposited in the Account. At its discretion, these amounts may be transferred by JHMLICO to its general account.

5. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund. Certain officers of the Account are officers and directors of JHMLICO or the Fund.

                           PART C. OTHER INFORMATION

ITEM  24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

    1.     Condensed Financial Information (Part A)
    2.     Statement of Assets and Liabilities, John Hancock Variable
           Annuity Account U, at December 31, 1999. (Part B)
    3.     Statement of Operations, John Hancock Variable Annuity Account
           U, year ended December 31, 1999. (Part B)
    4.     Statement of Changes in Net Assets, John Hancock Variable
           Annuity Account U, for each of the two years in the period ended
           December 31, 1999. (Part B)
    5.     Notes to Financial Statements, John Hancock Variable Annuity
           Account U. (Part B)
    6.     Statements of Financial Position, John Hancock Mutual Life
           Insurance Company, at December 31, 1998, and December 31, 1999.
           (Part B)
    7.     Summary of Operations and Changes in Policyholder's Contingency
           Reserves, John Hancock Mutual Life Insurance Company, for each of the two years in the period ended December 31, 1999. (Part B)
    8.     Statement of Cash Flows, John Hancock Mutual Life Insurance
           Company, for each of the two years in the period ended December
           31, 1999. (Part B)
    9.     Notes to Financial Statements, John Hancock Mutual Life
           Insurance Company. (Part B)

  (b) Exhibits:

    1.     John Hancock Board Resolution establishing the Continuing
           Separate Account, dated January 14, 1985, included in Post-
           Effective Amendment No. 37 to this File No. 2-38827, filed April
           26, 1995.
    2.     Not Applicable.
    3.     Form of Distribution Agreement and Servicing by and among John
           Hancock Distributors, Inc., John Hancock Mutual Life Insurance
           Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form
           S-6 Registration Statement for John Hancock Variable Life Account S
           (File No. 333-15075) filed April 23, 1997.
    4. (a) Form of periodic payment deferred annuity contract (80-70), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
       (b) Form of single premium deferred annuity contract (78-71), included in Post-Effective Amendment No. 14 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in April, 1978.
       (c) Form of single premium immediate annuity contract (80-72), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
       (d) Forms of endorsement (92-8 and 92-9) for periodic premium deferred annuity contracts to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1995.

       (e) Form of endorsement (92-10) for single premium deferred annuity contract to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed
           April 26, 1996.
       (f) Forms of endorsement (92-11, 92-12 and 92-13) for single premium immediate annuity contracts to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.
       (g) Forms of endorsement (92-7) containing distribution provisions applicable to certain plans, included in Post-Effective
           Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.
    5. (a) Form of periodic premium deferred annuity contract application
           (80-70), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
       (b) Form of single premium deferred annuity contract application
           (78-71), included in Post-Effective Amendment No. 14 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in April, 1978.
       (c) Form of single premium immediate annuity contract application
           (80-72), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
    6.     Charter and By-Laws of John Hancock Mutual Life Insurance
           Company, included in Post-Effective Amendment No. 27 to Form N-4
           Registration Statement of John Hancock Variable Annuity Account
           U (File No. 2-38827) filed on December 11, 1986.
    7.     Not Applicable.
    8.     Not Applicable.
    9. Opinion and Consent of Counsel as to legality of interests being offered, included in Post-Effective Amendment No. 28 to the Form
           N-4 Registration Statement of John Hancock Variable Annuity
           Account U (File No. 2-38827) filed February 2, 1987.
   10. (a) Representation of Counsel Pursuant to Rule 485(b).
       (b) Consent of Independent Auditor.
   11.     Not Applicable
   12.     Not Applicable.
   13.     Diagram of Subsidiaries of John Hancock Mutual Life Insurance
           Company, incorporated by reference from Post-Effective Amendment
           No. 5 to the Form N-4 Registration Statement of John Hancock Variable
           Annuity Account H (File No. 333-08345) filed April 28, 1999.
   14. Power of Attorney of Robert J. Tarr, Jr., incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement of John
           Hancock Mutual Variable Life Account UV (File No. 33-63900) filed
           April 23, 1997. Copy of Power of Attorney for Michael C. Hawley filed on April 30, 1997. Copies of Powers of Attorney for all other directors, included in Post-Effective Amendment No. 37 to this File
           No. 2-38827, filed April 26, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

NAME                        POSITION WITH DEPOSITOR
----                        -----------------------
Samuel W. Bodman........... Director
Nelson S. Gifford.......... Director
Wayne A. Budd.............. Director
William L. Boyan........... Vice Chairman of the Board
E. James Morton............ Director
John F. Magee.............. Director
John M. Connors, Jr........ Director
Stephen L. Brown........... Chairman of the Board and Chief Executive Officer
Richard F. Syron........... Director
Michael C. Hawley.......... Director
I. MacAllister Booth....... Director
C. Vincent Vappi........... Director
Robert J. Tarr, Jr......... Director
David F. D'Alessandro...... President and Chief Operating Officer
Robert E. Fast............. Director
Foster L. Aborn............ Vice Chairman of the Board
Lawrence K. Fish........... Director
Kathleen F. Feldstein...... Director

EXECUTIVE OFFICERS OTHER THAN DIRECTORS

Thomas  E. Moloney......... Chief Financial Officer
Richard S. Sciptone........ General Counsel
Derek Chilvers............. Chairman and Chief Executive Officer of John Hancock
                            International Holdings, Inc.
John M. DeCiccio........... Executive Vice President and Chief Investment
                            Officer-Elect
Maureen R. Ford............ President, Broker-Dealer Distribution and Financial
                            Advisory Network
Kathleen M. Graveline...... Executive Vice President-Retail
Barry J. Rubenstein........ Vice President, Counsel and Secretary

  All of the above-named officers and directors can be contacted at the fol-lowing business address: John Hancock Mutual Life Insurance Company, John Han-cock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is a separate account of JHLICO, operated as a unit invest-ment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust") which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHLICO own contolling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

  A diagram of the subsidiaries John Hancock is incorporated by reference from
Exhibit 13 to Post Effective Amendment No. 5 to the Form N-4 Registration Statement of John Hancock Variable Annuity Account H (File No. 333-08345) filed April 28, 1999. All such subsidiaries are included in John Hancock's consoli-dated financial statements.

ITEM 27. NUMBER OF CONTRACT OWNERS

  As of March 30, 2000, the number of Contract Owners of variable annuity contracts offered by Account was 158,599.

ITEM 28. INDEMNIFICATION

  Article 9a of the By-Laws of John Hancock provides indemnification to each present and former director, officer, and employee of John Hancock against litigation expenses and liabilities incurred while acting as such, subject to limitations of law, including under the Act. No indemnification shall be paid if a director or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of John Hancock. John Hancock may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an under-taking by the person indemnified to repay such amounts if he or she should be determined not be entitled to indemnification.

  Reference is made to Article VI of the ByLaws of the Fund, filed as Exhibit 2 to Post Effective Amendment No. 2 to the Fund's Registration Statement (File No. 33-2081) dated April 12, 1988, which provides that the Fund shall indem-nify or advance any expenses to the trustees, shareholders, officers, or em-ployees of the Fund to the extent set forth in the Declaration of Trust.

  Sections 6.3 through 6.17 of the Declaration of Trust, included as Exhibit 1 to the Fund's Post Effective Amendment No. 2, relate to the indemnification of trustees, shareholders, officers, and employees. It is provided that the Fund shall indemnify any trustee made a party to any proceeding by reason of serv-ice in that capacity if the trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the trustee's official capacity with the Fund, that the conduct was in the best interest of the Fund and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Fund, and (c) in the case of any criminal proceeding, the Fund shall indemnify the trustee if the trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Fund unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the trustee or of-ficer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnifi-cation shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indem-nified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees of the Fund who are neither "interested" persons of the Fund (as de-fined in the Act) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the trustee or officer agrees to repay the advance (unless it is ulti-mately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Fund is insured against loss by reason of lawful advances, or
(3) a majority of a quorum of the Trustees of the Fund who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the trustee or officer will be found entitled to indemnification.

  Similar types of provisions dealing with the indemnification of the Fund's officers and trustee are hereby incorporated by reference from documents pre-viously filed with the Commission, specifically, Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.f. to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life In-surance Company (Exhibit 5.a. to the Registration Statement (File No. 33-2081) dated December 11, 1985), Section 14 of Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life In-surance Company (Exhibit 5.g. to Post-Effective Amendment No. 9 to the Regis-tration Statement of the Fund (File No. 33-2081) dated March 2, 1994), Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.k. to Post-Effective Amendment No. 13 to the Fund's Registration Statement (File No. 33-2081) dated April 30, 1996), Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.v. to Post-Effective Amendment No. 19 to the Fund's Registration Statement (File No. 3-2081) dated April __, 1998,
Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989),
Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement of the Fund (File No. 33-2081) dated March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b. to Post-Effective Amendment No. 14 to Form N-1A Registration Statement of the Fund (File No. 33-2081) filed February 28, 1997).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Regis-trant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnifi-cation against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) John Hancock Distributors, Inc., is also the principal underwriter for the Fund and John Hancock Variable Annuity Account V and I and John Hancock Variable Life Ac-counts U, V, and S and John Hancock Mutual Variable Life Insurance Account UV.

  (b) Reference is made to the response to Item 25, above.

  (c) The information under "Distribution Agreement and Other Services--Dis-tribution Agreement" in the statement of additional information forming a part of this registration statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant and the Fund (as indicated below through written agreements between the parties to the effect that such services will be provided to the Registrant and/or the Fund for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

  John Hancock Distributors, Inc., John Hancock Place, Boston, Massachusetts, 02117, serves as Registrant's distributor and principal underwriter, and in such capacities, keeps records regarding shareholders account records and cancelled stock certificates. John Hancock (at the same address), in its capacity as Registrant's depositor, investment adviser, and transfer agent, keeps all other records required by Section 31(a) of the Act.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIVES

  (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the au-dited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted.

  (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

  (c) Registrant hereby undertakes to deliver any Statement of Additional In-formation and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

  (d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this registration statement, it has complied with the con-ditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant has (1) included appropriate disclo-sure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (b) included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) instructed sales representa-tives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) obtained from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by
Section 403(b)(11) and (b) the investment alternatives available under the em-ployer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

   (e) John Hancock Mutual Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective
Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2000.

                              JOHN HANCOCK LIFE
                              INSURANCE COMPANY

(SEAL)
                                         /s/ Stephen L. Brown

                         By              STEPHEN L. BROWN
                                         ------------------
                                           Stephen L. Brown
                                            Chairman of the
                                             Board

         /s/ Ronald J. Bocage

Attest:  Ronald J. Bocage
         ----------------------
           Vice President and
                 Counsel

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance
Company and on the dates indicated.


  SIGNATURE                 TITLE                            DATE
  ---------                 -----                            ----



                          Executive Vice President
/s/ Thomas E. Moloney     and Chief Financial Officer
                          (Principal Financial Officer
THOMAS E. MOLONEY         and Acting Principal Accounting
-----------------         Officer)
Thomas E. Moloney                                         May 1, 2000


/s/ Stephen L. Brown      Chairman of the Board and
                          Chief Executive Officer
STEPHEN L. BROWN          (Principal Executive Officer)
----------------
Stephen L. Brown
for himself and as
Attorney-in-Fact                                          May 1, 2000





FOR: Foster L. Aborn       Vice Chairman of the Board
     David F. D'Alessandro President and Chief Operating
                           Officer


     Nelson S. Gifford         Director  E. James Morton         Director
     John M. Connors           Director  Robert E. Fast          Director
     Robert J. Tarr, Jr.       Director  Samuel W. Bodman        Director
     I. MacAllister Booth      Director  Kathleen F. Feldstein   Director
     Michael C. Hawley         Director  Richard F. Syron        Director
                                         Wayne A. Budd           Director
                                         Edward H. Linde         Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2000.


                          On behalf of the Registrant

                    By John Hancock Life Insurance Company
                                  (Depositor)



(SEAL)

                                           /s/ Stephen L. Brown

                                 By        STEPHEN L. BROWN
                                           ----------------
                                           Stephen L. Brown
                                            Chairman of the
                                              Board
           /s/ Ronald J. Bocage

Attest:    Ronald J. Bocage
           ----------------------
           Ronald J. Bocage
            Vice President and Counsel

                                LIST OF EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

EXHIBITS

10.(a) Representation of Counsel pursuant to Rule 485(b)

10.(b) Consent of Independent Auditors